As filed with the Securities and Exchange Commission on March 19, 2021

Securities Act File No. 333-[            ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

ADVISERS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices) (Zip Code)

(312) 557-4100

(Registrant’s Telephone Number, including Area Code)

Barbara J. Nelligan

50 S. LaSalle Street, B-9

Chicago, Illinois 60603

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Title of securities being registered: Shares of State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund, each a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

[            ], 2021

Dear Shareholder:

I am writing to let you know that a special joint meeting (the “Meeting”) of the shareholders of each mutual fund series of State Farm Associates’ Funds Trust (the “SFAFT Trust”) (each such series a “Target Fund”) will be held on June 17, 2021 at 8:00 a.m., Central Time. In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, and taking into account related orders and guidance issued by federal, state and local governmental bodies, the Board of Trustees of the SFAFT Trust (the “SFAFT Board”) has determined that the Meeting will be held in a virtual meeting format only, via the Internet, with no physical in-person meeting. Details on how to participate in the virtual Meeting are included in the attached materials. The purpose of the Meeting is to vote on proposals to reorganize each of the Target Funds into newly created corresponding series (each, an “Acquiring Fund”) of Advisers Investment Trust (the “AIT Trust”) (each, a “Reorganization,” and collectively, the “Reorganizations”), as indicated below. If the proposals are approved, shareholders of a Target Fund will be issued shares of the corresponding Acquiring Fund as shown in the table attached to this letter.

Shareholders of record of each Target Fund as of the close of business of the New York Stock Exchange on March 12, 2021 have the opportunity to vote on the proposals. This package contains notice of the Meeting, information about the proposals and the materials to use when casting your vote. If a Target Fund’s shareholders vote to approve its proposed Reorganization, shareholders of that Target Fund will receive shares of the corresponding Acquiring Fund having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the Reorganization.

The primary purpose of the proposed Reorganizations is to merge each Target Fund into a corresponding Acquiring Fund. The SFAFT Trust and AIT Trust are each open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). Each Acquiring Fund, other than the State Farm Interim Fund, has an investment objective identical to that of the corresponding Target Fund. The State Farm Interim Fund and the corresponding Acquiring Fund have substantially similar investment objectives. The Target Growth Fund and the Target Municipal Bond Fund each have substantially similar principal investment strategies as their corresponding Acquiring Funds. The Target Balanced Fund and the Target Interim Fund have similar principal investment strategies as their corresponding Acquiring Funds. However, the Acquiring Interim Fund and the fixed income component of the Acquiring Balanced Fund will be passively managed, i.e. they will seek to track the investment composition and performance of an index. The Target Interim Fund and the fixed income portion of the Target Balanced Fund currently are actively managed, i.e., the Funds do not seek to track an index, and instead the portfolio management team researches and selects the securities in which the Funds invest. Upon completion of the Reorganizations, State Farm Investment Management Corp. (“SFIMC”), the investment adviser to each Target Fund, will serve as investment adviser to each Acquiring Fund, but will delegate day-to-day investment discretion to Northern Trust Investments, Inc. (“NTI”), which will serve as the investment sub-adviser to each Acquiring Fund. The proposed Reorganizations will also result in shareholders of a Target Fund becoming invested in a fund that is overseen by a board of trustees different than the SFAFT Board.

SFIMC is proposing the Reorganizations because it has made the determination to cease certain aspects of its business, which includes providing administrative, fund accounting and transfer agency services to registered investment companies. As a result of this business decision, SFIMC began a search for service providers and, working with the SFAFT Board, conducted extensive due diligence on external providers of investment management, administrative, fund accounting, and transfer agency services. At the conclusion of the due diligence process, SFIMC made the determination to recommend the Reorganizations to the SFAFT Board. SFIMC expects that, with NTI serving as sub-adviser and SFIMC serving as adviser to the Acquiring Funds investors will continue to receive high-quality, consistent investment management services from reputable and established financial services firms. SFIMC believes that NTI and the Northern Trust Company will bring to shareholders a strong brand and culture, a disciplined and client centric strategic focus, as well as an experienced and stable management team with a wide breadth of investment capabilities and experience across different asset classes. The investment strategies proposed for the Acquiring Funds include access to Northern Trust’s proprietary quantitative active and factor-based equity strategies, as well as their indexed fixed income and active municipal bond strategies. Moreover, SFIMC notes that if the Reorganizations are approved, Target Fund Shareholders will no longer pay an Account Fee. That fee currently is assessed at the rate of $10 quarterly for certain accounts that have a balance below $5,000.

None of the Target Funds nor any of the Acquiring Funds will bear any direct fees or expenses in connection with the proposed Reorganizations. NTI does anticipate that, following the Reorganization, an Acquiring Fund may incur transaction costs in connection with the purchase and sales of portfolio securities that are intended to align such Acquiring Fund’s portfolio with NTI’s portfolio management philosophy and investment process. However, NTI anticipates that the transaction costs relating to these anticipated sales and purchases will have no material impact on an Acquiring Fund. Additionally, each Reorganization is intended to qualify as a tax-free “reorganization” for federal income tax purposes. Accordingly, it is expected that no gain or loss will be recognized by the Target Funds or their shareholders as a direct result of the Reorganizations. Nevertheless, a Target Fund may make an additional capital gain distribution to shareholders before the Reorganization, which generally will be taxable to Target Fund shareholders. In addition, following the close of the Reorganization, an Acquiring Fund may make additional capital gain distributions in connection with the repositioning of its portfolio holdings; such distributions also generally will be taxable to Acquiring Fund shareholders.

If the proposed Reorganizations are approved, SFIMC does not expect that the Reorganizations will result in a change in the level or quality of services that shareholders of the Acquiring Funds will receive compared to the services currently received as shareholders of the Target Funds. The proposed Reorganizations have been reviewed and approved by the SFAFT Board. The SFAFT Board recommends that shareholders vote FOR the proposed Reorganizations.

More information on the specific details of and reasons for the proposed Reorganizations are contained in the enclosed Combined Proxy Statement/Prospectus. Please read the enclosed materials carefully and cast your vote on the Proxy Card. Please vote your shares promptly. Your vote is extremely important, no matter how many shares you own.

If you have any questions before you vote, please call the SFAFT Trust toll-free at 800-447-0740. Thank you for your participation in this important initiative.

Sincerely,

[NAME]
[TITLE]

Target Fund (each a series of State Farm Associates’ Funds Trust)	Acquiring Fund (each a series of Advisers Investment Trust)
State Farm Growth Fund (Ticker: STFGX)	State Farm Growth Fund (Ticker: STFGX)
State Farm Balanced Fund (Ticker: STFBX)	State Farm Balanced Fund (Ticker: STFBX)
State Farm Interim Fund (Ticker: SFITX)	State Farm Interim Fund (Ticker: SFITX)
State Farm Municipal Bond Fund (Ticker: SFBDX)	State Farm Municipal Bond Fund (Ticker: SFBDX)

A Proxy Card covering your Target Fund(s) is enclosed along with the Combined Proxy Statement/Prospectus.

VOTING IS QUICK AND EASY. YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

To secure the largest possible representation at the Meeting, please vote virtually at the Meeting, via the Internet or by telephone. You may also mark, sign, date and return your Proxy Card by mail. If you sign, date and return the Proxy Card but give no voting instructions, your shares will be voted “FOR” the proposals indicated on the card. You may revoke your proxy at any time at or before the Meeting.

Please vote your shares today.

You may vote in any one of four ways:

•	By Internet: you may vote over the Internet by following the instructions on the enclosed Proxy Card;

•	By telephone: please have the Proxy Card available, call the number on the enclosed card and follow the instructions;

•	By mail: sign and return the enclosed Proxy Card in the prepaid envelope provided if you have received this Combined Proxy Statement/Prospectus by mail; or

•	By attending the virtual Meeting: There will be no in-person meeting. Please refer to the attached materials to learn how to participate in the virtual Meeting.

If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Computershare, reminding you to vote.

THE BOARD OF TRUSTEES OF THE SFAFT TRUST RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL APPLICBALE TO YOUR FUND.

INSTRUCTIONS FOR SIGNING PROXY CARD(S)

The following general guidelines for signing Proxy Cards may be of assistance to you and will help avoid the time and expense involved in validating your vote if you fail to sign your Proxy Card properly.

1. Individual accounts: Sign your name exactly as it appears in the registration on the Proxy Card.

2. Joint accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the Proxy Card.

3. All other accounts: The capacity of the individual signing the Proxy Card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid signature
Corporate Accounts
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/18/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

v

STATE FARM GROWTH FUND

STATE FARM BALANCED FUND

STATE FARM INTERIM FUND

STATE FARM MUNICIPAL BOND FUND

each, a series of State Farm Associates’ Funds Trust

One State Farm Plaza,

Bloomington, Illinois 61710

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 17, 2021

To the shareholders of the above referenced series (the “Target Funds”) of State Farm Associates’ Funds Trust, a Delaware statutory trust (the “SFAFT Trust”).

NOTICE IS HEREBY GIVEN that the SFAFT Trust will hold a special joint meeting of shareholders (the “Meeting”) of the Target Funds, on June 17, 2021 at 8:00 a.m., Central Time. In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, and taking into account related orders and guidance issued by federal, state and local governmental bodies, the Board of Trustees of the SFAFT Trust (the “SFAFT Board”) has determined that the Meeting will be held in a virtual meeting format only, via the Internet, with no physical in-person meeting. The purpose of the Meeting is to consider and act upon the following proposals (each, a “Proposal,” and collectively, the “Proposals”):

a.

To approve an Agreement and Plan of Reorganization with respect to each Target Fund (the “Plan”), which provides for: (i) the acquisition by Advisers Investment Trust, a Delaware statutory trust (the “AIT Trust”), on behalf of each of its series identified in the table below (each, an “Acquiring Fund”), of all of the assets of a corresponding Target Fund (as shown on the table below), in exchange for shares of the corresponding Acquiring Fund (“Acquiring Fund Shares”), and the assumption by the AIT Trust, on behalf of each Acquiring Fund, of the liabilities (as defined in the Plan) of each corresponding Target Fund; (ii) the distribution of Acquiring Fund Shares to the shareholders of each corresponding Target Fund according to their respective interests in the Target Fund in complete liquidation of the Target Funds; and (iii) the dissolution of each Target Fund as soon as practicable after the closing (each a “Reorganization” and collectively, the “Reorganizations”). Shareholders of each Target Fund will vote separately on the proposal to reorganize that Target Fund into its corresponding Acquiring Fund:

Target Fund (each a series of State Farm Associates’ Funds Trust)	Acquiring Fund (each a series of Advisers Investment Trust)	Proposal #
State Farm Growth Fund	State Farm Growth Fund	1
State Farm Balanced Fund	State Farm Balanced Fund	2
State Farm Interim Fund	State Farm Interim Fund	3
State Farm Municipal Bond Fund	State Farm Municipal Bond Fund	4

b.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

Each Reorganization is proposed to be conducted separately from the others, and a party that is not a party to a Reorganization will incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to the Plan. If any one or more Reorganizations should fail to be consummated, such failure will not affect the other Reorganizations in any way. A copy of the form of the Plan, which more completely describes the proposed transaction, is attached as Appendix A to the enclosed Combined Proxy Statement/Prospectus. It is not anticipated that any matters other than the approval of the Proposals will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the enclosed Combined Proxy Statement/Prospectus.

Shareholders of record of each Target Fund at the close of business of the New York Stock Exchange on March 12, 2021 are entitled to notice of, and to vote at, such Meeting and any adjournment(s) or postponement(s) thereof. Each shareholder of the Target Fund is entitled, with respect to its corresponding Proposal, to one vote for each dollar of net asset value held in the Target Fund.

The Board of Trustees of the SFAFT Trust recommends that the shareholders of each Target Fund vote FOR such Fund’s respective Proposal.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE MEETING ON June 17, 2021: This Notice, the Combined Proxy Statement/Prospectus and the Proxy Card are available on the Internet free of charge at [WEBSITE].

By order of the Board of Trustees of State Farm Associates’ Funds Trust

/s/ [NAME]
[NAME]
[TITLE] of State Farm Associates’ Funds Trust
[DATE]

Your vote is important. To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card. Please vote your proxy regardless of the number of shares owned. You may revoke your proxy at any time at, or before, the Meeting or vote at the Meeting if you attend the virtual Meeting, as provided in the enclosed Combined Proxy Statement/Prospectus.

ii

COMBINED PROXY STATEMENT/PROSPECTUS

DATED APRIL 18, 2021

STATE FARM GROWTH FUND

STATE FARM BALANCED FUND

STATE FARM INTERIM FUND

STATE FARM MUNICIPAL BOND FUND

each, a series of State Farm Associates’ Funds Trust

One State Farm Plaza,

Bloomington, Illinois 61710

ADVISERS INVESTMENT TRUST

50 S. LaSalle Street

Chicago, Illinois 60603

(312) 557-4100

This Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) solicits proxies to be voted at a special joint meeting of the shareholders (the “Meeting”) of the funds identified above (each, a “Target Fund”), each a series of State Farm Associates’ Funds Trust (the “SFAFT Trust”).

At the Meeting, shareholders of each Target Fund (“Target Fund Shareholders”) will be asked to approve an Agreement and Plan of Reorganization with respect to each Target Fund (the “Plan”) relating to the proposed reorganization of their Target Fund with and into a corresponding series (an “Acquiring Fund”) of Advisers Investment Trust (the “AIT Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as described more fully in the Plan (each, a “Reorganization,” and collectively, the “Reorganizations”). The Plan provides for (i) the acquisition by the AIT Trust, on behalf of each Acquiring Fund, of all of the assets of a corresponding Target Fund (as indicated in the table below) in exchange for shares of the corresponding Acquiring Fund (the “Acquiring Fund Shares”) equal in value to the Target Fund Shareholder’s respective interests in the Target Fund, and the assumption by the AIT Trust with respect to each Acquiring Fund of the liabilities (as defined in the Plan) of each corresponding Target Fund; (ii) the distribution of Acquiring Fund Shares to Target Fund Shareholders of each corresponding Target Fund according to their respective interests in a Target Fund in complete liquidation of each Target Fund; and, (iii) as soon as practicable after the Closing Date (as defined below), the dissolution of each Target Fund.

If a proposed Reorganization is approved with respect to a Target Fund by the relevant Target Fund Shareholders, on the effective date of the proposed Reorganization, each of which is currently scheduled to take place no later than July 23, 2021, or such other date and time as the parties to such Reorganization may agree (the “Closing Date”), Target Fund Shareholders will be issued shares of the corresponding Acquiring Fund as follows:

Target Fund (each a series of State Farm Associates’ Funds Trust)	Acquiring Fund (each a series of Advisers Investment Trust)	Proposal #
State Farm Growth Fund	State Farm Growth Fund	1
State Farm Balanced Fund	State Farm Balanced Fund	2
State Farm Interim Fund	State Farm Interim Fund	3
State Farm Municipal Bond Fund	State Farm Municipal Bond Fund	4

The Meeting will be held virtually at 8:00 a.m., Central Time on June 17, 2021. In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, and taking into account related orders and guidance issued by federal, state and local governmental bodies, the Board of Trustees of the SFAFT Trust (the “SFAFT Board”) has determined that the Meeting will be held in a virtual meeting format only, via the Internet, with no physical in-person meeting. Details on how to participate in the virtual Meeting are included in the attached materials. The SFAFT Board is soliciting these proxies on behalf of each Target Fund. The SFAFT Board believes that the proposed Reorganizations are in the best interests of each Target Fund and its shareholders, and that the interests of each Target Fund Shareholder will not be diluted as a result of the Reorganizations. This Proxy Statement/Prospectus will first be sent to Target Fund Shareholders on or about April 18, 2021.

The Target Funds and the Acquiring Funds (each, a “Fund,” and collectively, the “Funds”) are open-end management investment companies (more commonly referred to as “mutual funds”). If Target Fund Shareholders vote to approve the Plan, they will receive shares of the corresponding Acquiring Fund having a total dollar value equivalent to the total dollar value of their investment in the relevant Target Fund immediately prior to the time of the Reorganization, as determined pursuant to the Plan. After the Acquiring Fund Shares are distributed, the Target Funds will be completely liquidated and dissolved.

Prior to the Closing Date there shall be no issued and outstanding shares of any Acquiring Fund other than shares issued to a seed capital investor (the “Seed Investor”). The Seed Investor intends to redeem all of its shares after the Target Fund Shareholders approve the Plan, but no later than the day immediately preceding the Closing Date such that, at the time of the Reorganizations, none of the Acquiring Funds will hold any assets or have any shares issued and outstanding.

Each Reorganization is proposed to be conducted separately from the others, and a Fund that is not a party to a Reorganization will incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to the Plan. If any one or more Reorganizations should fail to be consummated, such failure will not affect the other Reorganizations in any way. Although the SFAFT Board recommends that shareholders approve the Reorganization of each Target Fund into its corresponding Acquiring Fund, no Reorganization of any Target Fund is conditioned upon the Reorganization of any other Target Fund. Accordingly, if shareholders of one Target Fund approve its Reorganization, but shareholders of a second Target Fund do not approve the second Target Fund’s Reorganization, it is expected that the Reorganization of the first Target Fund will take place as described in this Proxy Statement/Prospectus. If shareholders of any Target Fund fail to approve its Reorganization, the SFAFT Board will consider what other actions, if any, may be appropriate with respect to that Target Fund.

This Proxy Statement/Prospectus sets forth concisely the information about the Reorganizations and each Acquiring Fund that you should know before voting.

You should retain this Proxy Statement/Prospectus for future reference. Additional information about the Funds and the proposed Reorganizations can be found in the following documents, which have been filed with the U.S. Securities and Exchange Commission (“SEC”) and which are incorporated by reference into this Proxy Statement/Prospectus:

•

The prospectus and statement of additional information (“SAI”) of the SFAFT Trust on behalf of each Target Fund, dated April 1, 2021 (File No. 002-27058; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. [ ]) (the “Target Funds Prospectus”);

ii

•

The audited financial statements, including the financial highlights, appearing in the Target Funds’ annual report to shareholders for the year ended November 30, 2020 (File No.  002-27058; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-21-020704);

•

The prospectus and SAI of the AIT Trust on behalf of each Acquiring Fund, dated March 15, 2021 (File No.  333-173080; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-21-081316), which is also enclosed herewith (the “Acquiring Funds’ Prospectus”); and

•	An SAI dated April 18, 2021 (File No. [ ]), relating to this Proxy Statement/Prospectus.

You may request a free copy of the SAI relating to this Proxy Statement/Prospectus without charge by calling 866-342-2418 (toll free) or 312-557-7940 or by writing to Advisers Investment Trust, c/o The Northern Trust Company, P.O. Box 4766 Chicago, IL 60680-4766.

You may obtain copies of the Target Fund Prospectuses, related SAI, or annual or semi-annual reports without charge by contacting the SFAFT Trust at 800-447-0740; by visiting www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus or on the EDGAR database by visiting the SEC’s website at http://www.sec.gov.

The Acquiring Funds’ Prospectus, which is incorporated by reference above, is intended to provide you with additional information about the Acquiring Funds. Each Acquiring Fund is newly organized and will have no assets or liabilities at the time of the Reorganizations. Each Acquiring Fund was created as a shell vehicle specifically for the purpose of acquiring the assets and liabilities of a corresponding Target Fund in connection with the Plan and will not commence operations until the Closing Date of its respective Reorganization. None of the Acquiring Funds have any annual or semi-annual reports to date. You may obtain an additional copy of the Acquiring Funds’ Prospectus or the related SAI without charge by contacting the AIT Trust at 866-342-2418 (toll free) or 312-557-7940.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF YOUR INVESTMENT.

iii

TABLE OF CONTENTS

OVERVIEW	1
On what proposals am I being asked to vote?	1
What is the anticipated timing of the Reorganizations?	2
Why are the Reorganizations being proposed?	3
Will the portfolio management of the Target Funds change?	3
Who will bear the expenses associated with the Reorganizations?	4
What are the U.S. federal income tax consequences of the Reorganizations?	4
Has the Board of the SFAFT Trust approved the proposed Reorganizations?	5
How will the number of Acquiring Fund Shares that I will receive be determined?	6
How do the fees of the Acquiring Funds compare to those of their corresponding Target Funds?	6
Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganizations?	6
How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of their corresponding Target Funds?	6
Are the investment objectives and strategies of the Acquiring Funds similar to the investment objectives and strategies of their corresponding Target Funds?	7
Do the fundamental investment policies differ between the Target Funds and their corresponding Acquiring Funds?	7
Do the principal risks associated with investments in the Target Funds differ from the principal risks associated with investments in their corresponding Acquiring Funds?	7
How many votes am I entitled to cast?	7
How do I vote my shares?	7
What are the quorum and approval requirements for the Reorganizations?	8
What if there are not enough votes to reach a quorum or to approve a Reorganization by the scheduled Meeting date?	8
What happens if a Reorganization is not approved by the relevant Target Fund’s shareholders?	8
COMPARISON OF THE TARGET FUNDS AND THE ACQUIRING FUNDS	9
Comparison of Fee Tables and Expense Examples	9
Comparison of Investment Objectives, Strategies and Risks	16
Comparison of Fundamental and Non-Fundamental Investment Policies	32
Comparison of Portfolio Turnover	37
Comparison of Fund Performance	37
Comparison of Investment Advisers and Other Service Providers	37
Comparison of Distribution Arrangements	44
Comparison of Purchase, Redemption and Exchange Procedures	45
Comparison of Dividend and Distribution Policies	47
Comparison of Business Structures, Shareholder Rights and Applicable Law	47
BACKGROUND AND TRUSTEES’ CONSIDERATIONS RELATING TO THE PROPOSED REORGANIZATION	51
REASONS FOR THE PROPOSED REORGANIZATIONS	51
CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS	53
PRO FORMA CAPITALIZATION	56
ADDITIONAL INFORMATION ABOUT THE FUNDS	58
Financial Highlights	58
VOTING INFORMATION	59
Solicitation of Votes	60
Quorum and Voting Requirements	60

OVERVIEW

The following is a brief overview of the proposals to be voted upon at the Meeting scheduled for June 17, 2021 (each, a “Proposal,” and collectively, the “Proposals”). Your vote is important. Additional information is contained elsewhere in this Proxy Statement/Prospectus, as well as in the Plan, the Target Funds’ Prospectus, the Acquiring Funds’ Prospectus, and the SAI for this Proxy Statement/Prospectus, all of which are incorporated herein by reference.

Target Fund Shareholders should read the entire Proxy Statement/Prospectus, the relevant Target Funds’ Prospectus and the Acquiring Funds’ Prospectus (which is included herewith) carefully for more complete information. If you need another copy of the Proxy Statement/Prospectus, please call the SFAFT Trust at 800-447-0740 (toll-free).

On what proposals am I being asked to vote?

As a Target Fund Shareholder, you are being asked to vote on the approval of the Plan. The Plan provides for: (i) the acquisition by the AIT Trust, on behalf of each Acquiring Fund, of all of the assets of a corresponding Target Fund (as indicated in the table below), in exchange for the corresponding Acquiring Fund Shares equal in value to each Target Fund Shareholder’s respective interests in the Target Fund (“Target Fund Shares”) and the assumption by the AIT Trust, on behalf of each Acquiring Fund, of the liabilities of the Target Funds; (ii) the distribution of Acquiring Fund Shares to Target Fund Shareholders according to their respective interests in a Target Fund in complete liquidation of that Target Fund; and (iii) as soon as practicable after the Closing Date, the dissolution of each Target Fund. The Acquiring Funds and their corresponding Target Funds are as follows:

Target Fund (each a series of State Farm Associates’ Funds Trust)	Acquiring Fund (each a series of Advisers Investment Trust)	Proposal #
State Farm Growth Fund	State Farm Growth Fund	1
State Farm Balanced Fund	State Farm Balanced Fund	2
State Farm Interim Fund	State Farm Interim Fund	3
State Farm Municipal Bond Fund	State Farm Municipal Bond Fund	4

The primary purpose of the proposed Reorganizations is to merge each Target Fund into its corresponding Acquiring Fund. Each Target Fund, other than the State Farm Interim Fund, has an identical investment objective as the corresponding Acquiring Fund. The State Farm Interim Fund and the corresponding Acquiring Fund have substantially similar investment objectives. The Target Growth Fund and the Target Municipal Bond Fund each have substantially similar principal investment strategies as their corresponding Acquiring Funds. The Target Balanced Fund and the Target Interim Fund have similar principal investment strategies as their corresponding Acquiring Funds. However, the Acquiring Interim Fund and the fixed income component of the Acquiring Balanced Funds will be passively managed, i.e., they will seek to track the investment composition and performance of an index. The Target Interim Fund and the fixed income portion of the Target Balanced Fund currently are actively managed, i.e., they do not seek to track an index, and instead the portfolio management team researches and selects the securities in which the Funds invest. Upon completion of the Reorganizations, State Farm Investment Management Corp. (“SFIMC”), the investment adviser to the Target Funds, will continue to serve as investment adviser to the Acquiring Funds, but will delegate day-to-day investment discretion to Northern Trust Investments (“NTI”), which will serve as the investment sub-adviser to each Acquiring Fund.

As a result of the proposed Reorganizations (if approved by Target Fund Shareholders), each Target Fund Shareholder will become a shareholder of the corresponding Acquiring Fund (as indicated above) and will receive Acquiring Fund Shares having a total dollar value equal to the total dollar value of the shares such shareholder held in that Target Fund immediately prior to the effectiveness of its Reorganization as determined pursuant to the Plan.

The Reorganizations are currently scheduled to take place no later than July 23, 2021, or such other date and time as the parties may agree (the “Closing Date”).

Target Fund Shareholders who do not wish to have their Target Fund Shares exchanged for Acquiring Fund Shares as part of the Reorganizations should redeem their shares prior to the completion of the Reorganizations. If you redeem your Target Fund Shares, you generally will recognize a taxable gain or loss for U.S. federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them upon redemption. If, instead, you do not redeem your shares, you will receive Acquiring Fund Shares in exchange for your Target Fund Shares as part of the Reorganization. You are not expected to recognize any taxable gain or loss for U.S. federal income tax purposes on such exchange. However, after the closing of the Reorganizations, NTI anticipates that there will be additional capital gains distributions as a result of repositioning of the Acquiring Growth Fund’s and Acquiring Balanced Fund’s portfolio holdings.

For more information about the tax consequences of the proposed Reorganizations, please refer to the “Certain U.S. Federal Income Tax Consequences of the Reorganizations” section below. For further discussion of the anticipated post-Reorganization repositioning of the Funds, please refer to the “Comparison of the Target Funds and the Acquiring Funds – Comparison of Investment Objectives, Strategies and Risks” section below.

The Plan is subject to certain closing conditions and may be terminated with respect to any Reorganization at any time by mutual consent of the SFAFT Trust and the AIT Trust, by the AIT Trust if any condition precedent to its obligations with respect to such Reorganization has not been fulfilled or waived by the AIT Trust, or by the SFAFT Trust if any condition precedent to its obligations has not been fulfilled or waived by the SFAFT Trust. The Plan may be terminated by the SFAFT Board or the AIT Board if either deems doing so to be in the best interests of the SFAFT Trust or the AIT Trust, respectively. Each Reorganization is proposed to be conducted separately from the others, and a Fund that is not a party to a Reorganization will incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to the Plan. If any one or more Reorganizations should fail to be consummated, such failure will not affect the other Reorganizations in any way.

You should consult the Acquiring Funds’ Prospectus for more information about each Acquiring Fund and the Target Funds’ Prospectus for more information about each Target Fund, which prospectuses have been incorporated by reference into this Proxy Statement/Prospectus. For more information regarding shareholder approval of the proposed Reorganizations, please refer to the “The Proposed Reorganizations” and “Voting Information” sections below. A form of the Plan is attached hereto as Appendix A. For more information regarding the calculation of the number of Acquiring Fund Shares to be issued, please refer to the “How will the number of Acquiring Fund Shares that I will receive be determined?” section below.

What is the anticipated timing of the Reorganizations?

The Meeting is scheduled to occur on June 17, 2021. If all necessary approvals are obtained, the proposed Reorganizations are currently scheduled to take place on or about July 23, 2021.

Why are the Reorganizations being proposed?

SFIMC believes that the proposed Reorganizations may benefit Target Fund Shareholders. The proposed Reorganizations are designed to provide Target Fund Shareholders with continued exposure to the asset classes and investment strategies of their original investment without interruption or significant transaction costs. The proposed Reorganizations are expected to result in the same operating expenses for Target Fund Shareholders on a net basis at least through January 28, 2025 after fee waivers and expense reimbursements by the Acquiring Funds. SFIMC is proposing the Reorganizations because it has made the determination to cease certain aspects of its business, which includes providing administrative, fund accounting and transfer agency services to registered investment companies. As a result of this business decision, SFIMC began a search for service providers and, working with the SFAFT Board, conducted extensive due diligence on external providers of investment management, administrative, fund accounting, and transfer agency services. At the conclusion of the due diligence process, SFIMC made the determination to recommend the Reorganizations to the SFAFT Board. SFIMC expects that, with NTI serving as sub-adviser and SFIMC serving as adviser to the Acquiring Funds, investors will continue to receive high-quality, consistent investment management services from reputable and established financial services firms. SFIMC believes that NTI and the Northern Trust Company will bring to shareholders a strong brand and culture, a disciplined and client centric strategic focus, as well as an experienced and stable management team with a wide breadth of investment capabilities and experience across different asset classes. The investment strategies proposed for the Acquiring Funds include access to Northern Trust’s proprietary quantitative active and factor-based equity strategies, as well as their Index fixed income and active municipal bond strategies. Moreover, SFIMC notes that if the Reorganizations are approved, Target Fund Shareholders will no longer pay an Account Fee. That fee currently is assessed at the rate of $10 quarterly for certain accounts that have a balance below $5,000.

If the proposed Reorganizations are approved, SFIMC does not expect that the Reorganizations will result in any reduction in the level or quality of services that shareholders of the Acquiring Funds will receive compared to the services currently received as shareholders of the Target Funds.

A Target Fund Shareholder’s exchange of Target Fund Shares for Acquiring Fund Shares pursuant to the Reorganizations is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. Nevertheless, it is possible that a Target Fund will make an additional capital gain distribution to Target Fund Shareholders before the effective time of the corresponding Reorganization, which will generally be taxable to Target Fund Shareholders. In addition, following the close of the Reorganization, an Acquiring Fund may make additional capital gain distributions in connection with the repositioning of its portfolio holdings; such distributions also generally will be taxable Acquiring Fund Shareholders. Please refer to the “Certain U.S. Federal Income Tax Consequences of the Reorganizations” and “Comparison of the Target Funds and the Acquiring Funds – Comparison of Investment Objectives, Strategies and Risks” sections below for further information. The proposed Reorganizations will also result in each Target Fund being acquired by an Acquiring Fund that will be overseen by a different board of trustees than the SFAFT Board. The proposed Reorganizations have been carefully reviewed and approved by the SFAFT Board, as well as by the Board of Trustees of the AIT Trust (the “AIT Board”). The SFAFT Board recommends that shareholders vote FOR the proposed Reorganizations.

Will the portfolio management of the Target Funds change?

SFIMC currently serves as investment adviser to each of the Target Funds and will serve as the investment adviser to each of the Acquiring Funds, but will shift day-to-day investment discretion to NTI, which will serve as the investment sub-adviser to each Acquiring Fund. After the Reorganizations, SFIMC as investment adviser will be responsible for overseeing the performance of the Acquiring Funds’ investment sub-adviser. SFIMC will report to the AIT Board on its analysis of the NTI’s performance as the Funds’ sub-adviser at the regular meetings of the AIT Board and will assist with the preparation and filing of each Acquiring Fund’s prospectus, proxies, shareholder reports and other regulatory filings.

Who will bear the expenses associated with the Reorganizations?

None of the Target Funds nor any of the Acquiring Funds will bear any direct fees or expenses in connection with the proposed Reorganizations. SFIMC will bear the costs of the solicitation related to each proposed Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the Target Fund Shareholders all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the operational costs associated with the proposed Reorganizations and all taxes in connection with the delivery of the assets of each Target Fund, including all applicable federal, state, and foreign stock transfer stamps.

What are the U.S. federal income tax consequences of the Reorganizations?

The Reorganizations are expected to constitute tax-free “reorganizations” under the Internal Revenue Code of 1986, as amended (the “Code”) and will not take place unless the Target Funds and the Acquiring Funds receive a satisfactory opinion of counsel to the effect that the proposed Reorganizations will be tax-free (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, it is expected that no gain or loss will be recognized by any Target Fund or Target Fund Shareholders as a direct result of the Reorganizations. Specifically, it is expected that the Target Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Target Funds. In addition, when shares held by Target Fund Shareholders are exchanged for Acquiring Fund Shares pursuant to the proposed Reorganizations, it is expected that Target Fund Shareholders will recognize no gain or loss on the exchange, and that Target Fund Shareholders will have the same aggregate tax basis and holding period with respect to the shares of an Acquiring Fund as the shareholder’s tax basis and holding period in the corresponding Target Fund Shares immediately before the exchange. If, as expected, the Reorganizations are tax-free, the Acquiring Funds will “inherit” the tax attributes of the dissolving Target Funds, including each Target Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, if any. At any time prior to the consummation of the Reorganizations, Target Fund Shareholders may redeem Target Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming shareholder for U.S. federal income tax purposes.

The Target Funds may sell portfolio securities in connection with the Reorganizations. Any capital gains recognized in these sales, after reduction by any available losses, will be distributed to Target Fund Shareholders as taxable distributions. See “Certain U.S. Federal Income Tax Consequences of the Reorganizations – Sales of Portfolio Securities” for additional information.

Prior to the closing of the Reorganizations, the Target Funds may declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of the investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganizations. These distributions will generally be taxable to shareholders.

Additionally, following the close of the Reorganizations, the Acquiring Funds may make additional capital gain distributions to shareholders in connection with the repositioning of their portfolio holdings. These distributions will generally be taxable to shareholders. Specifically, NTI, as sub-adviser to the Acquiring Growth Fund and Acquiring Balanced Fund, anticipates repositioning those Funds’ portfolios by selling a portion of their securities after the closing of the Reorganizations and purchasing new securities. NTI anticipates selling approximately 25% to 35% of the Acquiring Growth Fund’s portfolio and approximately 30% to 40% of the Acquiring Balanced Fund’s portfolio. The purpose of these anticipated transactions is to position these Acquiring Funds’ portfolios with NTI’s portfolio management philosophy and investment process, including, as applicable, access to NTI’s proprietary quantitative active and factor-based equity strategies and index fixed income capabilities, and to increase portfolio diversification. Transaction costs relating to these anticipated sales and purchases are expected to have no material impact on either Acquiring Fund. The degree of an Acquiring Fund’s portfolio turnover after the Reorganization will depend upon market conditions and the portfolio composition of such Acquiring Fund after its respective Reorganization. The anticipated sales of portfolio securities after the closing of the Reorganizations, taking into consideration available capital loss carryforwards, if any, is expected to result in the distribution of taxable net capital gains to shareholders of the Acquiring Funds. If 25% to 35% of the Acquiring Growth Fund’s portfolio is sold, the sales are expected to result in an additional net long term capital gain for the Acquiring Growth Fund equivalent to approximately 10% to 14% of the Acquiring Growth Fund’s assets, or approximately $10 to $14 per share based on a hypothetical net asset value of $100 per share. If 30% to 40% of the Acquiring Balanced Fund’s portfolio is sold, the sales are expected to result in an additional net long term capital gain for the Acquiring Balanced Fund equivalent to approximately 7% to 10% of the Acquiring Balanced Fund’s assets, or approximately $7 to $10 per share based on a hypothetical net asset value of $100 per share. The actual amount of capital gains or losses resulting from the sale of an Acquiring Fund’s portfolio securities will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

For more detailed information about the tax consequences of the Reorganizations please refer to the “Certain U.S. Federal Income Tax Consequences of the Reorganizations” section below.

Has the Board of the SFAFT Trust approved the proposed Reorganizations?

The SFAFT Board has approved the Reorganizations and the Plan and recommends that shareholders vote in favor of the proposed Reorganizations. The SFAFT Board believes that the proposed Reorganizations are each in the best interests of the respective Target Fund and its shareholders, and that the interests of each Target Fund Shareholders will not be diluted as a result of the Reorganizations.

As described in more detail below, SFIMC and the SFAFT Board have engaged in discussions regarding the desire to merge the Target Funds into the AIT Trust. The SFAFT Board believes that the proposed Reorganizations may benefit Target Fund Shareholders. The proposed Reorganizations are expected to result in the same operating expenses for Target Fund Shareholders on a net basis at least through January 28, 2025 after fee waivers and expense reimbursements by the Acquiring Funds. SFIMC is proposing the Reorganizations because it has made the determination to cease certain aspects of its business, which includes providing administrative, fund accounting and transfer agency services to registered investment companies. As a result of this business decision, SFIMC began a search for service providers and, working with the SFAFT Board, conducted extensive due diligence on external providers of investment management, administrative, fund accounting, and transfer agency services. At the conclusion of the due diligence process, SFIMC made the determination to recommend the Reorganizations to the SFAFT Board. SFIMC expects that, with NTI serving as sub-adviser and SFIMC serving as adviser to the Acquiring Funds, investors will continue to receive high-quality, consistent investment management services from reputable and established financial services firms. SFIMC believes that NTI and the Northern Trust Company will bring to shareholders a strong brand and culture, a disciplined and client centric strategic focus, as well as an experienced and stable management team with a wide breadth of investment capabilities and experience across different asset classes. The investment strategies proposed for the Acquiring Funds include access to Northern Trust’s proprietary quantitative active and factor-based equity strategies, as well as their index fixed income and active municipal bond strategies. Moreover, SFIMC notes that if the Reorganizations are approved, Target Fund Shareholders will no longer pay an Account Fee. That fee currently is assessed at the rate of $10 quarterly for certain accounts that have a balance below $5,000. None of the Target Funds nor any of the Acquiring Funds will bear any direct fees or expenses in connection with the proposed Reorganizations. If the proposed Reorganizations are approved, SFIMC does not expect that the Reorganizations will result in any reduction in the level or quality of services that shareholders of the Acquiring Funds will receive compared to the services currently received as shareholders of the Target Funds.

SFIMC proposed that the SFAFT Board approve the Reorganizations in light of the foregoing benefits as well as, among other factors: the opportunity for Target Fund Shareholders to retain their existing exposure to the asset classes and investment strategies of their original investment without interruption or significant transaction costs, anticipated similar operating expenses for Target Fund Shareholders, the similarity in each Target Fund’s and its corresponding Acquiring Fund’s investment objectives and strategies. For information regarding the factors that were considered by the SFAFT Board, please refer to the section below entitled “Background and Trustees’ Considerations Related to the Proposed Reorganization.”

How will the number of Acquiring Fund Shares that I will receive be determined?

As a Target Fund Shareholder, you will receive your pro rata share of the Acquiring Fund Shares received by the relevant Target Fund in the Reorganization. The number of Acquiring Fund Shares that the Target Fund Shareholders will receive will be based on the relative net asset values (“NAVs”) of the relevant Target Fund and its corresponding Acquiring Fund as of the regular close of business of the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date. Each Target Fund’s assets will be valued pursuant to the SFAFT Trust’s valuation procedures, determined as of immediately after the close of business on the last business day before the Closing Date (the “Valuation Date”). The total value of your holdings should not change as a result of the Reorganizations.

How do the fees of the Acquiring Funds compare to those of their corresponding Target Funds?

As a result of the proposed Reorganizations and after any applicable expense waivers and reimbursements, shareholders of the Target Funds can expect to experience the same net total annual operating expenses as a percentage of average daily net assets as shareholders of the Acquiring Funds after the Reorganizations.

The investment advisory fee, as a percentage of net assets, of each Acquiring Fund will be the same as the investment advisory fee of its corresponding Target Fund, taking into consideration fee breakpoints applicable to the Target Funds at each Target Fund’s current asset size. NTI’s sub-advisory fees will be paid by SFIMC from the advisory fee it earns for managing the Acquiring Funds. For more details, please see “Comparison of Fee Tables” and “Comparison of Investment Advisers and Other Service Providers” below.

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganizations?

No. You will not have to pay any front-end sales charges, contingent deferred sales charges (“CDSCs”) or redemption/exchange fees in connection with the Reorganizations, which means that the aggregate value of Acquiring Fund Shares issued to you in the Reorganizations will be equal to the aggregate value of the Target Fund Shares you own immediately prior to the relevant Reorganization. Purchases of additional shares of the Acquiring Funds are not subject to front-end sales charges.

Please see the sections entitled “Comparison of Fee Tables,” and “Comparison of Purchase, Redemption and Exchange Procedures” below for more information.

How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of their corresponding Target Funds?

The share purchase, redemption, and exchange procedures of the Acquiring Funds are substantially similar to those of the Target Funds. For more information concerning the share purchase, redemption and exchange procedures of the Target Funds and the Acquiring Funds, please see the “Comparison of Purchase, Redemption and Exchange Procedures” section below.

Are the investment objectives and strategies of the Acquiring Funds similar to the investment objectives and strategies of their corresponding Target Funds?

The Target Growth Fund and the Target Municipal Bond Fund each have substantially similar principal investment strategies as their corresponding Acquiring Funds. The Target Balanced Fund and the Target Interim Fund have similar principal investment strategies as their corresponding Acquiring Funds. However, the Acquiring Interim Fund and the fixed income component of the Acquiring Balanced Funds will leverage NTI’s index fixed income capabilities, i.e. they will seek to track the investment composition and performance of an index. The Target Interim Fund and the fixed income portion of the Target Balanced Fund currently are actively managed, i.e., they do not seek to track an index, and instead the portfolio management team researches and selects the securities in which the Funds invest. In addition, the investment strategies of the Acquiring Growth Fund and the equity portion of the Acquiring Balanced Fund will leverage NTI’s proprietary quantitative active and factor-based equity strategies.

For a detailed comparison of each Target Fund’s and Acquiring Fund’s investment objectives and strategies and a discussion of certain differences, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks.”

Do the fundamental investment policies differ between the Target Funds and their corresponding Acquiring Funds?

The fundamental investment policies of the Target Funds and the Acquiring Funds are substantially similar to one another, and include certain investment policies required by the 1940 Act. For more information about the Funds’ fundamental investment policies, see the section below entitled “Comparison of Fundamental and Non-Fundamental Investment Policies.”

Do the principal risks associated with investments in the Target Funds differ from the principal risks associated with investments in their corresponding Acquiring Funds?

The principal risks of the Acquiring Funds are substantially similar to those of the corresponding Target Funds. For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks.”

How many votes am I entitled to cast?

As a shareholder of one or more Target Fund(s), you are entitled to one vote for each dollar of net asset value standing in your name on the Trust’s records on the record date of March 12, 2021 (the “Record Date”). Completion of the Reorganizations is conditioned on the approval of the Reorganizations by the Target Fund Shareholders.

How do I vote my shares?

You can vote your shares by attending the virtual Meeting or by completing and signing the enclosed Proxy Card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your Proxy Card and following the recorded instructions or by Internet by going to the website printed on your Proxy Card and following the instructions. If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call [PHONE NUMBER].

What are the quorum and approval requirements for the Reorganizations?

The organizational documents of the Target Funds provide that holders of at least thirty percent of the votes entitled to be cast on any particular matter shall be a quorum as to such matter; provided, however, that any lesser number shall be sufficient for matters upon which the shareholders vote at adjournments. Approval of each Proposal requires a “majority of the outstanding voting securities” within the meaning of Section 2(a)(42) of the 1940 Act, which requires the affirmative vote of 67% or more of the voting securities present at the virtual Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less (a “1940 Act Majority”). Thus, as a practical matter, for purposes of the virtual Meeting, the presence at the virtual Meeting, by proxy or otherwise, of at least a majority of the total number of shares of a Target Fund that are outstanding as of the Record Date, shall be required for approval of the Proposal with respect to that Target Fund. Whether a quorum has been attained or a proposal has been approved by a 1940 Act Majority will be determined at the Fund level, such that a quorum may be present, and a Proposal approved, with respect to one Target Fund and not another.

What if there are not enough votes to reach a quorum or to approve a Reorganization by the scheduled Meeting date?

With respect to any Proposal, if there are not sufficient votes to approve the Proposal or to achieve a quorum for that Proposal by the time of the Meeting, the Meeting, with respect to that Proposal, may be postponed or adjourned one or more times to permit further solicitation of proxy votes with respect to the relevant Target Fund. The Meeting may be held for one or more Proposals while it is postponed or adjourned for one or more other Proposals. The vote of a majority of shares present at the Meeting with respect to a Proposal, with or without a quorum, shall be sufficient for adjournments with respect to that Proposal. The Chair of the Meeting may also unilaterally adjourn or postpone the Meeting. To facilitate the receipt of a sufficient number of votes, additional action may be needed. Computershare, a proxy solicitation firm, or other persons who are affiliated with the SFIMC, SFAFT Trust, AIT Trust, or their affiliates, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to call you and solicit your vote. Until any such alternatives are acted upon by a Target Fund, the Target Fund will continue as a series to the SFAFT Trust overseen by the SFAFT Board and managed by SFIMC.

What happens if a Reorganization is not approved by the relevant Target Fund’s shareholders?

If shareholders of any Target Fund fail to approve its Reorganization, the SFAFT Board will consider what other actions, if any, may be appropriate with respect to such Target Fund.

Each Reorganization is proposed to be conducted separately from the others, and a Fund that is not a party to a Reorganization will incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to the Plan. If any one or more Reorganizations should fail to be consummated, such failure will not affect the other Reorganizations in any way. Although the SFAFT Board recommends that shareholders approve each Reorganization of each Target Fund into the corresponding Acquiring Fund, no Reorganization of any Target Fund is conditioned upon the Reorganization of any other Target Fund. Accordingly, if shareholders of one Target Fund approve its Reorganization, but shareholders of a second Target Fund do not approve the second Target Fund’s Reorganization, it is expected that the Reorganization of the first Target Fund will take place as described in this Proxy Statement/Prospectus.

COMPARISON OF THE TARGET FUNDS AND THE ACQUIRING FUNDS

Comparison of Fee Tables and Expense Examples

The tables below allow Target Fund Shareholders to compare the sales charges, management fees and expense ratios of a Target Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that each Acquiring Fund expects to bear following the Reorganizations. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs, and distribution, shareholder servicing and administrative services fees, if applicable, including pricing and custody services. For each Acquiring Fund, Annual Fund Operating Expenses (and related Expenses Example) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month year ended November 30, 2020 for the Target Funds. The numbers provided in the following expense tables and examples for each Acquiring Fund are estimates because none of the Acquiring Funds have commenced operations as of the date of this Proxy Statement/Prospectus. As such, the rate at which expenses are accrued following the Reorganizations may not be constant and, at any particular point, may be greater or less than the stated average percentage.

Currently, with respect to each Target Fund, SFIMC’s management fee will be reduced, or SFIMC will reimburse a Target Fund, by any amount necessary to prevent a Target Fund’s total expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) from exceeding 0.40% of the average net assets of the Fund on an annual basis. SFIMC, with respect to each Acquiring Fund, has contractually agreed to waive fees and reimburse expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses), until at least January 28, 2025, to the extent the annual operating expenses exceed the thresholds shown in the below table:

Target Fund	Expense Cap	Acquiring Fund	Expense Cap
State Farm Growth Fund	0.40%	State Farm Growth Fund	0.12%
State Farm Balanced Fund	0.40%	State Farm Balanced Fund	0.14%
State Farm Interim Fund	0.40%	State Farm Interim Fund	0.16%
State Farm Municipal Bond Fund	0.40%	State Farm Municipal Bond Fund	0.16%

Under contractual arrangements with the AIT Trust, if it becomes unnecessary for SFIMC to waive fees or make reimbursements, it may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement.

Proposal 1: Comparison of State Farm Growth Fund and State Farm Growth Fund

	State Farm Growth Fund (Target Fund)	State Farm Growth Fund (Acquiring Fund) (Pro Forma Combined)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None

Redemption Fee	None	None
Maximum Account Fee	None*	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%
Other Expenses	0.02%	0.06%[1]
Total Annual Fund Operating Expenses	0.12%	0.16%
Fee Waivers and Reimbursements	N/A	(0.04)%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	N/A	0.12%

*

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]

State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.12% until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Expense examples. The following Examples are intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganizations. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Target Fund and Acquiring Fund operating expenses remain the same. The contractual expense limitation for the Acquiring Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

State Farm Growth Fund

(Target Fund)

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

State Farm Growth Fund

(Acquiring Fund)

1 Year	3 Years	5 Years	10 Years
$12	$39	$77	$192

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of the Acquiring Fund’s assets. Those factors are beyond the control of the Acquiring Fund and SFIMC. The pro forma information in the previous tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and may change.

Proposal 2: Comparison of State Farm Balanced Fund and State Farm Balanced Fund

	State Farm Balanced Fund (Target Fund)	State Farm Balanced Fund (Acquiring Fund) (Pro Forma Combined)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Redemption Fee	None	None
Maximum Account Fee	None*	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.11%	0.11%
Other Expenses	0.03%	0.07%[1]
Total Annual Fund Operating Expenses	0.14%	0.18%
Fee Waivers and Reimbursements	N/A	(0.04)%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	N/A	0.14%

*

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]

State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.14% until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Expense examples. The following Examples are intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganizations. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Target Fund and Acquiring Fund operating expenses remain the same. The contractual expense limitation for the Acquiring Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

State Farm Balanced Fund

(Target Fund)

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

State Farm Balanced Fund

(Acquiring Fund)

1 Year	3 Years	5 Years	10 Years
$14	$45	$89	$217

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of the Acquiring Fund’s assets. Those factors are beyond the control of the Acquiring Fund and SFIMC. The pro forma information in the previous tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and may change.

Proposal 3: Comparison of State Farm Interim Fund and State Farm Interim Fund

	State Farm Interim Fund (Target Fund)	State Farm Interim Fund (Acquiring Fund) (Pro Forma Combined)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Redemption Fee	None	None
Maximum Account Fee	None*	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.12%	0.12%
Other Expenses	0.04%	0.10%[1]
Total Annual Fund Operating Expenses	0.16%	0.22%
Fee Waivers and Reimbursements	N/A	(0.06)%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	N/A	0.16%

*

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]

State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.16% until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Expense examples. The following Examples are intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganizations. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Target Fund and Acquiring Fund operating expenses remain the same. The contractual expense limitation for the Acquiring Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

State Farm Interim Fund

(Target Fund)

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

State Farm Interim Fund

(Acquiring Fund)

1 Year	3 Years	5 Years	10 Years
$16	$52	$105	$262

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of the Acquiring Fund’s assets. Those factors are beyond the control of the Acquiring Fund and SFIMC. The pro forma information in the previous tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and may change.

Proposal 4: Comparison of State Farm Municipal Bond Fund and State Farm Municipal Bond Fund

	State Farm Municipal Bond Fund (Target Fund)	State Farm Municipal Bond Fund (Acquiring Fund) (Pro Forma Combined)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Redemption Fee	None	None
Maximum Account Fee	None*	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.11%	0.11%
Other Expenses	0.05%	0.07%[1]
Total Annual Fund Operating Expenses	0.16%	0.18%
Fee Waivers and Reimbursements	N/A	(0.02)%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	N/A	0.16%

*

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]

State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.16% until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Expense examples. The following Examples are intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganizations. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Target Fund and Acquiring Fund operating expenses remain the same. The contractual expense limitation for the Acquiring Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

State Farm Municipal Bond Fund

(Target Fund)

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

State Farm Municipal Bond Fund

(Acquiring Fund)

1 Year	3 Years	5 Years	10 Years
$16	$52	$95	$224

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of the Acquiring Fund’s assets. Those factors are beyond the control of the Acquiring Fund and SFIMC. The pro forma information in the previous tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and may change.

Comparison of Investment Objectives, Strategies and Risks

For each Reorganization, additional comparative information regarding each Target Fund and corresponding Acquiring Fund, including information with respect to the Funds’ investment objectives, investment policies, principal investment strategies, principal risks, management, and performance, is provided on the tables below. The tables show each Target Fund’s and corresponding Acquiring Fund’s investment objective. Further information about the Target Funds’ and Acquiring Funds’ respective investment objectives, strategies and risks is contained in the Prospectuses and SAI for each Target Fund and Acquiring Fund. The Acquiring Fund’s Prospectus and SAI are on file with the SEC and are incorporated by reference with this Proxy Statement/Prospectus. The Target Fund Prospectuses and SAI also are on file with the SEC and are incorporated herein by reference.

Each Target Fund and its corresponding Acquiring Fund:

•	Are structured as series of an open-end management investment company.

•	Have identical investment objectives, except for the State Farm Interim Fund, which has a substantially similar investment objective.

•	Have similar or substantially similar fundamental investment policies.

•	Are expected to invest all or substantially all of their respective assets in similar types of investments.

•	Have substantially similar principal risks.

•	Have the same investment adviser.

•	Have the same policies for purchasing and redeeming shares.

The Target Growth Fund and the Target Municipal Bond Fund each have substantially similar principal investment strategies as their corresponding Acquiring Fund. The Target Balanced Fund and the Target Interim Fund have similar principal investment strategies as their corresponding Acquiring Fund, except the Acquiring Interim Fund and the fixed income component of the Acquiring Balanced Funds will leverage NTI’s index fixed income capabilities, i.e. they will track the composition of an index. The Target Interim Fund and the fixed income portion of the Target Balanced Fund currently are actively managed. The principal investment objectives and principal investment strategies of each Target Fund are compared to those of the Acquiring Fund in the tables below.

NTI, as sub-adviser to the Acquiring Growth Fund, anticipates repositioning the Acquiring Growth Fund’s portfolio by selling a portion (approximately 25% to 35%) of the Acquiring Growth Fund’s securities after the closing of the Reorganization and purchasing new securities. The purposes of these anticipated transactions are to position the Acquiring Growth Fund’s portfolio with NTI’s portfolio management philosophy and investment process, including access to NTI’s proprietary quantitative active and factor-based equity strategies, and to increase portfolio diversification. Transaction costs relating to these anticipated sale and purchase transactions are expected to have no material impact on the Acquiring Growth Fund. The degree of the Acquiring Growth Fund’s portfolio turnover after the Reorganization will depend upon market conditions and the portfolio composition of the Acquiring Growth Fund after the Reorganization. The anticipated sales of portfolio securities after the closing of the Reorganization, taking into consideration available capital loss carryforwards, if any, is expected to result in the distribution of taxable net capital gains to shareholders of the Acquiring Growth Fund. If 25% to 35% of the Acquiring Growth Fund’s portfolio is sold, the sales are expected to result in an additional net long term capital gain for the Acquiring Growth Fund equivalent to approximately 10% to 14% of the Acquiring Growth Fund’s assets, or approximately $10 to $14 per share based on a hypothetical net asset value of $100 per share. The actual amount of capital gains or losses resulting from the sale of the Acquiring Growth Fund’s portfolio securities will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale. Any additional capital gains distributions generally will be taxable to Acquiring Fund Shareholders.

NTI, as sub-adviser to the Acquiring Balanced Fund anticipated repositioning the Acquiring Balanced Fund’s portfolio by selling a portion (approximately 30% to 40%) of the Acquiring Balanced Fund’s securities after the closing of the Reorganization and purchasing new securities. The purpose of these anticipated transactions is to position the Acquiring Balanced Fund’s portfolio with NTI’s portfolio management philosophy and investment process, including access to NTI’s proprietary quantitative active equity strategies, factor-based equity strategies, and index fixed income capabilities, and to increase portfolio diversification. Transaction costs relating to these anticipated sale and purchase transactions are expected to have no material impact on the Acquiring Balanced Fund. The degree of the Acquiring Balanced Fund’s equity and fixed income portfolio turnover after the Reorganization will depend upon market conditions and the portfolio composition of the Acquiring Balanced Fund after the Reorganization. The anticipated sales of portfolio securities after the closing of the Reorganization, taking into consideration available capital loss carryforwards, if any, is expected to result in the distribution of taxable net capital gains to shareholders of the Acquiring Balanced Fund. If 30% to 40% of the Acquiring Balanced Fund’s portfolio is sold, the sales are expected to result in an additional net long term capital gain for the Acquiring Balanced Fund equivalent to approximately 7% to 10% of the Acquiring Balanced Fund’s assets, or approximately $7 to $10 per share based on a hypothetical net asset value of $100 per share. The actual amount of capital gains or losses resulting from the sale of the Acquiring Balanced Fund’s portfolio securities will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale. Any additional capital gains distributions generally will be taxable to Acquiring Fund Shareholders.

Proposal 1: Comparison of State Farm Growth Fund and State Farm Growth Fund

	Target Fund: State Farm Growth Fund	Acquiring Fund: State Farm Growth Fund	Notes
Investment Objectives	The Fund seeks long-term growth of capital, which may be supplemented by income.	The Fund seeks long-term growth of capital, which may be supplemented by income.	The investment objectives are identical.

Principal Investment Strategy	The Fund invests under normal circumstances at least 80% of its assets in common stocks and other income-producing equity securities. SFIMC, investment adviser to the Fund, chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate growth in income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund’s investments are in companies with market capitalizations of at least $1.5 billion at the time of investment.	The Fund invests under normal circumstances at least 80% of its assets in equity securities. Equity securities include common stocks and other income-producing equity securities. SFIMC, investment adviser to the Fund, has selected NTI as sub-adviser to the Fund. NTI chooses equity securities for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund’s investments include but are not limited to large-capitalization (unadjusted market cap of $9.8 billion or greater) and mid-capitalization (unadjusted market cap of $3.2 billion to $9.8 billion) equity	The principal investment strategies are substantially the same, with the main difference being that the Acquiring Fund’s portfolio will be sub-advised by NTI.

Target Fund: State Farm Growth Fund	Acquiring Fund: State Farm Growth Fund	Notes

In making investment decisions on specific securities, SFIMC looks for companies with one or more of the following characteristics:

•  Strong cash flow and a recurring revenue stream

•  A strong industry position

•  A strong financial position

•  Strong management with a clearly defined strategy

•  Capability to develop new or superior products or services

In general, SFIMC employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, SFIMC may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

securities, as defined S&P Dow Jones Indices at the time of investment. The S&P Dow Jones Indices market capitalizations noted above are as of February 26, 2021.

While the Fund seeks to maintain sector weights consistent within 3% to 5% of each sector’s weight in the Fund’s benchmark index, in making investment decisions on specific securities, NTI uses statistical modeling and research to look for companies with one or more of the following characteristics:

•  Strong profitability within their sector (quality).

•  Strong cash flows within their sector (quality).

•  Strong management efficiency (quality).

•  The ability to lower the volatility of the Fund (lower volatility).

In assessing strong management efficiency (quality), NTI uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, NTI applies the proprietary quality score, which focuses on companies that are judicious users of capital and that do not exhibit excessive capital deployment. NTI then optimizes the remaining universe of securities for the appropriate quality and diversification goals. NTI also performs a risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels.

In general, NTI employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the NTI may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility). The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

Proposal 2: Comparison of State Farm Balanced Fund and State Farm Balanced Fund

Comparison of Investment Objectives and Strategies

	Target Fund: State Farm Balanced Fund	Acquiring Fund: State Farm Balanced Fund	Notes
Investment Objectives	The Fund seeks long-term growth of capital while providing some current income.	The Fund seeks long-term growth of capital while providing some current income.	The investment objectives are identical.

Principal Investment Strategy	The Fund invests in common stocks and bonds in varying proportions according to prevailing market conditions and the judgment of SFIMC, investment adviser to the Fund. Under normal market conditions, the Fund invests approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. SFIMC chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to

The Fund invests in common stocks and bonds in varying proportions. SFIMC, investment adviser to the Fund has selected NTI as sub-adviser to the Fund.

Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. NTI believes this

The principal investment strategies are similar with the following differences: • The Acquiring Fund’s portfolio will be managed by NTI.

Target Fund: State Farm Balanced Fund	Acquiring Fund: State Farm Balanced Fund	Notes

generate growth in income. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund’s common stock investments are in companies with market capitalizations of at least $1.5 billion at the time of investment.

The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities, including investment grade bonds issued by U.S. companies and U.S. government and agency obligations. The Fund invests in bonds to provide relative stability of principal and income. Under most circumstances, the Fund’s investments in bonds are primarily in intermediate term (5 to 10 years) investment grade securities. Although usually the majority of the Fund’s assets are invested in common stocks, the Fund may, for a time, choose to invest as much as 75% of its total assets in fixed income securities, including short-term securities.

The Fund generally keeps its investments as long as SFIMC believes that they still are generating appropriate income or meet credit standards (for bonds) or have the potential, over the long-term, to generate capital gain or growth in income (for common stocks).

In making investment decisions on specific securities, SFIMC looks for companies with one or more of the following characteristics:

•  Strong cash flow and a recurring revenue stream

•  A strong industry position

•  A strong financial position

•  Strong management with a clearly defined strategy

•  Capability to develop new or superior products or services

In general, SFIMC employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, SFIMC may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

allocation is appropriate for investors seeking the Fund’s balanced approach to equity and fixed income exposures. NTI chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund’s common stock investments include but are not limited to large-capitalization (unadjusted market cap of $9.8 billion or greater) and mid-capitalization (unadjusted market cap of $3.2 billion to $9.8 billion) as defined by S&P Dow Jones Indices, at the time of investment. The S&P Dow Jones Indices market capitalizations noted above are as of February 26, 2021.

While the Fund seeks to maintain sector weights within 3% to 5% of each sector’s weight in the Fund’s benchmark index, in making investment decisions on specific common stocks, NTI uses statistical modeling and research and looks for companies with one or more of the following characteristics:

•  Strong profitability within their sector (quality).

•  Strong cash flows within their sector (quality).

•  Strong management efficiency (quality).,

•  The ability to lower the volatility of the Fund (lower volatility).

In assessing strong management efficiency (quality), NTI uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, NTI applies the proprietary quality score, which focuses on companies that are judicious users of capital and that do not exhibit excessive capital deployment. NTI then optimizes the remaining universe of securities for the appropriate quality and diversification goals. NTI also performs a risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels.

•  Under normal market conditions, the Acquiring Fund will invest approximately 65% of its total assets in common stocks while the Target Fund invests approximately 60% of its total assets in that asset class.

•  Under normal market conditions, the Acquiring Fund will invest approximately 35% and at least 25% of its total assets in a representative sample of fixed income securities in the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index. The Target Fund does not have a corresponding policy.

Under normal market conditions, the Fund invests approximately 35% and at least 25% of its total assets in a representative sample of fixed income securities in the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index (the “Index”). The Fund will buy and sell fixed income securities with the goal of achieving an overall duration and total return similar to that of the Index. The term “duration” means a measure of the sensitivity of market value to a change in interest rates. It is typically stated in years and represents the approximate percentage change in market value associated with a 100 basis point (1.00%) change in interest rates. As of December 31, 2020, the duration of the Bloomberg Barclays Intermediate Government Credit Index was 4.12 years. The duration measurement pertains only to the fixed income portion of the Fund’s portfolio.

The Fund’s investments in fixed income securities are passively managed. NTI attempts to replicate the investment composition and performance of the Index by using computer programs and statistical procedures.

Target Fund: State Farm Balanced Fund	Acquiring Fund: State Farm Balanced Fund	Notes
In general, NTI employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, NTI may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility). The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

Proposal 3: Comparison of State Farm Interim Fund and State Farm Interim Fund

Comparison of Investment Objectives and Strategies

	Target Fund: State Farm Interim Fund	Acquiring Fund: State Farm Interim Fund	Notes
Investment Objectives	State Farm Associates’ Funds Trust Interim Fund (the “Fund” or the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility.	State Farm Interim Fund (the “Fund” or the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg Barclays 1-5 Year U.S. Treasury Index.

The investment objectives are similar with the following differences:

•  The Target Fund seeks to realize the highest yield over a number of years consistent with relatively low price volatility while the Acquiring Fund seeks to approximate the performance of a U.S. Treasury Index.

Principal Investment Strategy

The Fund invests in high quality debt securities with short- and intermediate-term maturities, including:

•  U.S. government and agency obligations,

•  High quality corporate obligations, and

•  High quality commercial paper and other money market instruments.

SFIMC, investment adviser to the Fund, typically distributes the Fund’s investments in varying amounts among securities maturing in up to six or seven years from the time of purchase, but occasionally may purchase securities maturing in up to 15 years. SFIMC buys securities for the Fund with shorter maturities, even though they tend to produce less income, because they generally also have less volatile prices. SFIMC will seek to hold the securities in which the Fund invests until they mature, but it may sell them earlier. SFIMC purchases bonds after conducting credit analyses of the issuers. Generally, SFIMC will sell securities in order to meet a

Under normal circumstances, the Fund will invest substantially all its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg Barclays 1-5 Year U.S. Treasury Index (the “Index”). The Index is an unmanaged index that includes a range of U.S. Treasury obligations and is considered representative of short to intermediate term U.S. Treasury bond performance overall. SFIMC, investment adviser to the Fund has selected NTI as sub-adviser to the Fund. The Fund is passively managed. NTI tries to replicate the investment composition and performance of the Index using computer programs and statistical procedures. The Fund will buy and sell securities with the goal of achieving an overall duration and total return for the Fund similar to that of the Index. The term “duration” means a measure of the sensitivity of market value to a change in interest rates. It is typically stated in years and represents the approximate percentage change in market value associated with a 100 basis point (1.00%) change in interest rates. As of December 31, 2020, the duration of the Index was approximately 2.69 years

The principal investment strategies are similar with the following differences:

•  The Acquiring Fund’s portfolio will be managed by NTI.

•  While the Target Fund invests in high quality debt securities with short- and intermediate-term maturities and the Acquiring Fund will invest substantially all of its net assets in a

Target Fund: State Farm Interim Fund	Acquiring Fund: State Farm Interim Fund	Notes
large volume of redemptions, to reposition the maturity structure of the portfolio or to adjust credit risk of the portfolio.	Under normal market conditions, the Index is rebalanced monthly. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Index may be delayed. The Fund is passively managed which means it tries to track the investment composition and performance of the Index using computer programs and statistical procedures. Because the Fund will have fees and transaction expenses (while the Index has none), returns are likely to be below those of the Index.	representative sample of the U.S. Treasury obligations included in the Bloomberg Barclays 1-5 Year U.S. Treasury Index, both Funds will invest in the same asset class.

Proposal 4: Comparison of State Farm Municipal Bond Fund and State Farm Municipal Bond Fund

Comparison of Investment Objectives and Strategies

	Target Fund: State Farm Municipal Bond Fund	Acquiring Fund: State Farm Municipal Bond Fund	Notes
Investment Objectives	The Fund seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management.	The Fund seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management.	The investment objectives are identical.

Principal Investment Strategy

The Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to 17 years, although from time to time SFIMC, investment adviser to the Fund, may purchase issues with longer maturities. A majority of the Fund’s investments are in issues with maturities longer than five years. Dividends from the Fund largely will be exempt from federal income tax and, at the present time, the Fund does not intend to purchase municipal obligations that are subject to federal alternative minimum tax unless these bonds provide greater potential for return on an after-tax basis than other alternatives.

The Fund normally invests at least 70% of its total assets in municipal bonds rated A or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), meaning that up to 30% of the Fund’s total assets may be invested in medium and lower-quality bonds.

SFIMC frequently will hold individual municipal bonds within the Fund for a long period of time, possibly until the bond matures or until it is called. SFIMC may sell individual securities for several reasons including: fundamental deterioration of municipality prospects, liquidity needs or other portfolio management considerations, tax considerations, or better alternatives exist.

Under normal circumstances, the Fund invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax. SFIMC, investment adviser to the Fund, has selected NTI as sub-adviser to the Fund. NTI will invest the Fund’s assets primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to 17 years, although from time to time NTI may purchase issues with longer maturities. A majority of the Fund’s investments are in issues with maturities longer than five years. Dividends from the Fund largely will be exempt from federal income tax and, at the present time, the Fund does not intend to purchase municipal obligations that are subject to federal alternative minimum tax unless these bonds provide greater potential for return on an after-tax basis than other alternatives.

The Fund may temporarily invest up to 20% of its total assets under normal circumstances in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

The Fund normally invests at least 70% of its total assets in municipal bonds rated A or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), money market securities and cash, meaning that up to 30% of the Fund’s total assets may be invested in medium and lower-quality bonds.

NTI frequently will hold individual municipal bonds within the Fund for a long period of time, possibly until the bond matures or until it is called. NTI may sell

The principal investment strategies are substantially similar with the following differences:

•  The Acquiring Fund’s portfolio will be managed by NTI;

•  The Acquiring Fund may temporarily invest up to 20% of its total assets under normal circumstances in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements. The Target Funds does not have a similar policy.

Target Fund: State Farm Municipal Bond Fund	Acquiring Fund: State Farm Municipal Bond Fund	Notes
individual securities for several reasons including: fundamental deterioration of municipality prospects, liquidity needs or other portfolio management considerations, tax considerations, or better alternatives exist.

Comparison of Principal Risks

Like all investments, an investment in a Target Fund or an Acquiring Fund involves risk. All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you could lose money if you invest in a Target Fund or an Acquiring Fund. There is no assurance that a Fund will meet its investment objective. The ability of a Target Fund or an Acquiring Fund, other than the Acquiring Interim Fund, to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. The Acquiring Interim Fund is less dependent on the skills of its portfolio managers because it attempts to duplicate the investment composition and performance of the Bloomberg Barclays 1-5 Year U.S. Treasury Index. An investment in a Target Fund or an Acquiring Fund is not a deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Target Funds and the Acquiring Funds are subject to substantially the same risks with the exception of the Acquiring Interim Fund. Due to its passive investment strategy, there is a risk that the Acquiring Interim Fund’s performance may vary substantially from the performance of the Bloomberg Barclays 1-5 Year U.S. Treasury Index as a result of share purchases and redemptions, transaction costs, expenses and other factors. The primary risks of an investment in each Fund are shown on the tables below. An explanation of each of the risks is provided following the tables.

Type of Risk	Target Fund	Acquiring Fund
	State Farm Growth Fund	State Farm Growth Fund

Management Risk	✓	✓

Market Risk	✓	✓

Liquidity Risk	✓

Tax Risk	✓	✓

Long-Term Ownership Strategy Risk	✓	✓

Large Cap Risk	✓	✓

Mid Cap Risk	✓	✓

Stock Index Futures Risk		✓

Type of Risk	Target Fund	Acquiring Fund
	State Farm Balanced Fund	State Farm Balanced Fund

Management Risk	✓	✓

Market Risk	✓	✓

Interest Rate Risk and Call Risk	✓	✓

Credit Risk	✓	✓

Inflation Risk	✓	✓

Liquidity Risk	✓	✓

Tax Risk	✓	✓

Long-Term Ownership Strategy Risk	✓	✓

Income Risk	✓	✓

Tracking Risk		✓

Large Cap Risk	✓	✓

Mid Cap Risk	✓	✓

U.S. Government Securities Risk	✓	✓

Debt Extension Risk		✓

Valuation Risk		✓

Stock Index Futures Risk		✓

	State Farm Interim Fund	State Farm Interim Fund

Management Risk	✓	✓

Interest Rate and Call Risk	✓	✓

Credit Risk	✓	✓

Inflation Risk	✓	✓

Liquidity Risk	✓	✓

Income Risk	✓	✓

Tracking Risk		✓

U.S. Government Securities Risk	✓	✓

Market Risk	✓	✓

Debt Extension Risk		✓

Valuation Risk		✓

Type of Risk	Target Fund	Acquiring Fund
	State Farm Municipal Bond Fund	State Farm Municipal Bond Fund

Management Risk	✓	✓

Interest Rate Risk and Call Risk	✓	✓

Credit Risk and Municipal Bond Risk	✓	✓

Inflation Risk	✓	✓

Liquidity Risk	✓	✓

Income Risk	✓	✓

Market Risk	✓	✓

High Yield Risk	✓	✓

Tax Risk	✓	✓

Debt Extension Risk		✓

Valuation Risk		✓

State Farm Growth Fund

Target Fund

Management Risk. The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Manager sell any appreciated assets, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account (such as an IRA), buying such shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.

Long-Term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover. In determining which portfolio securities to sell, the Manager considers, and seeks to mitigate, the amount of capital gains that may be realized by such sale.

Acquiring Fund

Management Risk. The assessment by the Fund’s Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Long-term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account (such as an IRA), buying shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.

Large Cap Risk The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk. The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

Stock Index Futures Risk. The risk arising from the Fund’s use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

State Farm Balanced Fund

Target Fund

Management Risk. The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Interest Rate Risk and Call Risk. The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Manager sell any appreciated assets, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account (such as an IRA), buying such shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.

Long-Term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover. In determining which portfolio securities to sell, the Manager considers, and seeks to mitigate, the amount of capital gains that may be realized by such sale.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Acquiring Fund

Management Risk. The assessment by the Fund’s investment Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Tracking Risk. The Fund’s Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of the Bloomberg Barclays Index. There is a risk that the Fund’s performance may vary substantially from the performance of the Bloomberg Barclays Index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

Liquidity Risk. The Sub-Adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

Long-term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account (such as an IRA), buying shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.

Large Cap Risk. The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk. The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.

Prepayment (or Call) Risk. The risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.

U.S. Government Securities Risk. The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Stock Index Futures Risk. The risk arising from the Fund’s use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

State Farm Interim Fund

Target Fund

Management Risk. The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Interest Rate Risk and Call Risk. The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Acquiring Fund

Management Risk. The assessment by the Fund’s Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Tracking Risk. The risk that the Fund’s performance may vary substantially from the performance of the benchmark index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

U.S. Government Securities Risk. The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities.

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk. The Sub-Adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

State Farm Municipal Bond Fund

Target Fund

Management Risk. The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Interest Rate Risk and Call Risk. The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

Credit Risk and Municipal Bond Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Acquiring Fund

Management Risk. The assessment by the Fund’s Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Municipal Securities Risks. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. For example, the novel coronavirus (COVID-19) has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations and could adversely impact the value of its bonds, which in turn could negatively impact the performance of the Fund. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Risks relating to municipal securities include:

•

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

•

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities.

•	Liquidity Risk. The Sub-Adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•

High Yield Risk. High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

•

Tax Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Prepayment (or Call) Risk. The risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.

Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Comparison of Fundamental and Non-Fundamental Investment Policies

Each Target Fund and its corresponding Acquiring Fund have substantially similar fundamental investment restrictions, such that the Reorganization will not result in any material differences in the way the Funds have been managed and the way the Acquiring Funds will be managed after the Reorganization occurs. As required by the 1940 Act, each of the SFAFT Trust and AIT Trust, on behalf of its series, has adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, purchasing commodities and purchasing securities consistent with the maintenance of the status of a “diversified” investment company, as shown in the below table. Further information about each Fund’s fundamental and non-fundamental investment restrictions are contained in the Target Funds’ and Acquiring Funds’ SAIs, which are on file with the SEC.

Fundamental Investment Policy	Target Funds	Acquiring Funds	Comparison

Growth Funds and Balanced Funds
Funds Classification	The Funds will not make any investment inconsistent with the Funds’ classification as a diversified company under the 1940 Act. This restriction does not apply to any Funds classified as a non-diversified company under the 1940 Act.	No corresponding policy.	The 1940 Act requires each investment company to recite in its registration statement its status as either a “diversified” or “non-diversified”. Shareholder approval is required before the Funds can be reclassified from diversified to non-diversified. The registration statement for the Acquiring Funds states that the Funds are diversified. As a result, the Funds must operate as a diversified company regardless of whether it has a policy requiring it to so.

Lending	The Funds may not lend any security or make any other loan, except through (a) the purchase of debt obligations in accordance with the Funds’ investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.	The Funds will not make loans to other persons, except as permitted by the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, purchasing or holding non-publicly offered debt instruments in accordance with its investment objectives and policies.	The fundamental policies are substantially similar. The exceptions listed in the Target Funds’ policy are derived from the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff.

Fundamental Investment Policy	Target Funds	Acquiring Funds	Comparison

Borrowing	The Funds may not borrow money, except that, for temporary purposes: (a) the Funds may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of borrowing; (b) the Funds may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Funds may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.	The Funds will not borrow money, except as permitted by the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff.	The fundamental policies are substantially similar. The exceptions listed in the Target Funds’ policy are derived from the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff.

Underwriting Securities	The Funds may not underwrite securities of other issuers except insofar as the Funds may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.	The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.	The fundamental policies are substantially similar.

Real Estate	The Funds may not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.	The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	The fundamental policies are substantially similar.

Commodities	The Funds may not purchase or sell commodities or commodity contracts, except that the Funds may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.	The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.	The fundamental policies are similar. However, the Acquiring Funds are permitted to hold (but not purchase) commodities it may receive in connection with another investment. It also is explicitly permitted to invest in securities or other instruments backed by commodities or to invest in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

Fundamental Investment Policy	Target Funds	Acquiring Funds	Comparison

Concentration	The Funds will not invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).	The Funds will not invest more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements with respect thereto.	The fundamental policies are substantially similar.

Senior Securities	The Funds will not issue senior securities except to the extent the activities permitted by its Fundamental investment restrictions on borrowing and lending may be deemed to give rise to a senior security.	The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds’ engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.	The Acquiring Funds’ fundamental policy permits it to engage in activities that would be deemed to involve the issuance or sale of a senior security so long at the Funds complies with 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Interim Funds and Municipal Bond Funds Only

Funds Classification	The Funds will not make any investment inconsistent with the Funds’ classification as a diversified company under the 1940 Act. This restriction does not apply to any Funds classified as a non-diversified company under the 1940 Act.	No corresponding policy.	The 1940 Act requires each investment company to recite in its registration statement its status as either a “diversified” or “non-diversified”. Shareholder approval is required before the Funds can be reclassified from diversified to non-diversified. The registration statement for the Acquiring Funds state that the Funds are diversified. As a result, the Acquiring Funds must operate as a diversified company regardless of whether it has a policy requiring it to so.

Lending	The Funds may not lend any security or make any other loan, except through (a) the purchase of debt obligations in accordance with the Funds’ investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.	The Funds will not make loans to other persons, except as permitted by the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, purchasing or holding non-publicly offered debt instruments in accordance with its investment objectives and policies.	The fundamental policies are substantially similar. The exceptions listed in the Target Funds’ policy are derived from the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff.

Borrowing	The Funds may not borrow money, except that, for temporary purposes: (a) the Funds may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount	The Funds will not borrow money, except as permitted by the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff.	The fundamental policies are substantially similar. The exceptions listed in the Target Funds’ policy are derived from the 1940 Act, the rules, regulations or orders promulgated thereunder or interpretations of the SEC or its staff.

Fundamental Investment Policy	Target Funds	Acquiring Funds	Comparison

borrowed), taken at market value at the time of borrowing; (b) the Funds may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) the Funds may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Underwriting Securities	The Funds may not underwrite securities of other issuers except insofar as the Funds may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.	The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.	The fundamental policies are substantially similar.

Real Estate	The Funds will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.	The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	The fundamental policies are substantially similar.

Commodities	The Funds may not purchase or sell commodities or commodity contracts, except that the Funds may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.	The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.	The fundamental policies are similar. However, the Acquiring Funds are permitted to hold (but not purchase) commodities it may receive in connection with another investment. It also is explicitly permitted to invest in securities or other instruments backed by commodities or to invest in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

Concentration	Interim Fund: The Fund will not invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).	Interim Fund: The Fund will not invest more than 25% of its total assets in an industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements with respect thereto.	The fundamental policies are substantially similar

Fundamental Investment Policy	Target Funds	Acquiring Funds	Comparison

Municipal Bond Fund: The Fund may not invest in securities other than municipal securities, except that it may make temporary investments (up to 20% of its total assets under normal circumstances) in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

The Target Funds may invest 25% or more of the value of their total assets in money market instruments, including certificates of deposit, commercial paper, treasury bills or banker’s acceptances of U.S. commercial banks when higher than normal redemptions are expected or it is anticipated that interest rates will increase in the future. In addition, the Target Municipal Bond Fund may invest 25% or more of the value of its total assets in such investments in order to take a temporary defensive position in response to adverse market, economic, political or other conditions.

Municipal Bond Fund: The Fund will concentrate its investments in municipal securities. While not a fundamental policy, the Acquiring Municipal Bond Fund may temporarily invest up to 20% of its total assets under normal circumstances in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

The Acquiring Funds will not be deemed concentrated if each invests 25% or more of the value of its total assets in money market instruments, including certificates of deposit, commercial paper, treasury bills or banker’s acceptances of U.S. commercial banks when higher than normal redemptions are expected or it is anticipated that interest rates will increase in the future or in order to assume a temporary defensive position in response to adverse market, economic, political or other conditions.

Senior Securities	The Funds will not issue senior securities except to the extent the activities permitted by its fundamental investment restrictions on borrowing and lending may be deemed to give rise to a senior security.	The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds’ engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff	The Acquiring Funds’ fundamental policy permits it to engage in activities that would be deemed to involve the issuance or sale of a senior security so long at the Funds complies with 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Comparison of Portfolio Turnover

The Target Funds’ portfolio turnover for their most recent fiscal year ended November 30, 2020 is provided below.

Target Fund	Portfolio Turnover (as a percentage of average value of Target Fund’s portfolio)
State Farm Growth Fund	0%
State Farm Balanced Fund	3%
State Farm Interim Fund	20%
State Farm Municipal Bond Fund	10%

The Acquiring Funds have not commenced operations as of the date of this Proxy Statement/Prospectus; however, it is anticipated that each Acquiring Fund’s portfolio turnover rate will likely be greater than that of the corresponding Target Fund.

Comparison of Fund Performance

If the Reorganizations are approved, each Acquiring Fund will assume and continue the performance history of the corresponding Target Fund. The Acquiring Funds do not have performance history because they have not yet commenced operations as of the date of this Proxy Statement/Prospectus. For more information about performance, see the “Performance Information” section of the Target Fund Prospectuses, which are incorporated herein by reference.

Comparison of Investment Advisers and Other Service Providers

Investment Adviser

SFIMC, wholly-owned by State Farm Mutual Automobile Insurance Company, serves as the investment adviser to the Target Funds and the Acquiring Funds. SFIMC’s principal place of business is One State Farm Plaza, Bloomington, Illinois 61710. SFIMC is an investment adviser registered with the SEC. Subject to the applicable Board of Trustees’ supervision, SFIMC continuously reviews and oversees each Fund’s investment program. SFIMC also oversees compliance with each Fund’s investment policies and guidelines. For its services, SFIMC is entitled to an advisory fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of January 31, 2021, SFIMC had approximately $9.6 billion in assets under management.

Under the Funds’ investment advisory agreement, SFIMC receives an annual fee from each Fund as follows:

Target Funds Annual Fee (as a % of Average Daily Net Assets)	Acquiring Funds Annual Fee (as a % of Average Daily Net Assets)
State Farm Growth Fund 0.20% on the first $100 million 0.15% on $100 million to $200 million 0.10% on amounts in excess of $200 million	State Farm Growth Fund 0.10%

State Farm Balanced Fund 0.20% on the first $100 million 0.15% on $100 million to $200 million 0.10% on amounts in excess of $200 million	State Farm Balanced Fund 0.11%

Target Funds Annual Fee (as a % of Average Daily Net Assets)	Acquiring Funds Annual Fee (as a % of Average Daily Net Assets)
State Farm Interim Fund 0.20% on the first $50 million 0.15% on $50 million to $100 million 0.10% on amounts in excess of $100 million	State Farm Interim Fund 0.12%

State Farm Municipal Bond Fund 0.20% on the first $50 million 0.15% on $50 million to $100 million 0.10% on amounts in excess of $100 million	State Farm Municipal Bond Fund 0.11%

Oversight of Sub-Advisers

SFAFT and SFIMC have obtained an exemptive order from the SEC with respect to the Target Funds and other funds that it may advise in the future that permits SFIMC to retain and remove sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, SFIMC may act as a “manager of managers”. SFIMC will supervise NTI as the investment sub-adviser to each Acquiring Fund and has ultimate responsibility (subject to oversight by the AIT Board) to recommend hiring, termination and replacement.

Investment Sub-Adviser

NTI, a subsidiary of Northern Trust Corporation, serves as the sub-adviser to the Acquiring Funds. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies, and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As sub-adviser, NTI makes investment decisions for the Acquiring Funds and also ensures compliance with the Funds’ investment policies and guidelines. For its services, NTI is paid an annual fee by SFIMC as follows:

Acquiring Funds Annual Fee (as a % of Average Daily Net Assets)
State Farm Growth Fund 0.085%
State Farm Balanced Fund 0.08%
State Farm Interim Fund 0.075%
State Farm Municipal Bond Fund 0.08%

Portfolio Managers

State Farm Growth Fund

Target Fund

Robert Stephan

Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—Investments, State Farm Mutual Automobile Insurance Company

Length of Service: Since 2020

Jon Wilson

Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—Investments, State Farm Mutual Automobile Insurance Company

Length of Service: Since 2020

Messrs. Robert Stephan and Jon Wilson are the portfolio managers primarily responsible for the day-to-day management of the Growth Fund. Mr. Stephan has been associated with the Growth Fund since 2020. Mr. Wilson has been associated with the Growth Fund since 2020. Over the past five years, Mr. Stephan has been involved in all aspects of managing a portfolio of private equity investments for an affiliate of State Farm Mutual Automobile Insurance Company while Mr. Wilson has conducted equity research, reviewed research data, and made buy and sell recommendations regarding equity securities for State Farm Mutual Automobile Insurance Company and its affiliated entities. As members of a team primarily responsible for the day-to-day management of the Growth Fund, Mr. Wilson will continue to conduct research on equity securities for purchase or sale while Mr. Stephan will oversee the management of the Growth Fund. Messrs. Wilson and Stephan jointly will decide which securities the Growth Fund will buy, sell or hold, and Messrs. Wilson and Stephan jointly will administer the Growth Fund’s investment policies.

Acquiring Fund

Mary Lukic, CFP

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Mark Sodergren, CFA

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Christine Tinker, CFA

Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Mary Lukic, CFP® is a team leader and senior portfolio manager within Global Equities. She is Head of the Tax Advantaged Equity portfolio management team which focuses on tax managed and various quantitative active portfolio strategies. She is responsible for implementation of tax managed, Quality Dividend Focus and Quality ESG strategies. Mary has extensive experience providing custom equity solutions to high net worth families, nuclear decommissioning trusts, settlement trusts, insurance companies, and other taxable and tax exempt clients. Mary received her B.S. degree in Finance from Illinois State University and an M.B.A. degree with concentrations in Finance, Accounting and Organizational Behavior from the University of Chicago Booth School of Business. She is a Certified Financial Planner™.

Mark Sodergren is a Senior Vice President and Director of Large Cap Quantitative Portfolio Management at Northern Trust Asset Management. He is responsible for the implementation and management of several quantitative equity strategies. Mark manages active and quantitative equity strategies within the large cap global and domestic space. Prior to joining Northern Trust, Mark was a Portfolio Manager at Barclays Global Investors.

Mark also spent six years at Citigroup Asset Management as a portfolio manager and researcher focused on both active international and domestic portfolios. Mark spent significant time building and implementing quantitative strategies while working abroad in Japan and Australia. Mark earned an MBA from the University of Chicago with an emphasis in Finance and a B.A. in Quantitative Economic and Decision Sciences from University of California, San Diego. Mark is a member of the CFA Society Chicago, CFA Institute, and the Chicago Quantitative Alliance.

Christine Tinker is a Portfolio Manager on the Global Equity team within Northern Trust Asset Management. She is responsible for the implementation of several quantitative equity strategies specializing in Tax Advantaged Equity strategies for high net worth and institutional investors. Prior to joining Northern’s Global Equity team in 2015, Christine was a Portfolio Manager at U.S. Trust, Bank of America Private Wealth Management where she managed investment portfolios for high net worth individuals. Christine received a B.S. degree in Finance from the University of Illinois at Urbana-Champaign. Christine is a CFA Charterholder. Christine is a member of the CFA Institute, a member of the CFA Society of Chicago and Co-Chair of the CFA Society Chicago Women’s Network.

State Farm Balanced Fund

Target Fund

Robert Stephan

Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—Investments, State Farm Mutual Automobile Insurance Company

Length of Service: Since 2020

Jon Wilson

Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—Investments, State Farm Mutual Automobile Insurance Company

Length of Service: Since 2020

John Malito

Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company

Length of Service: Since 2016

Lisa Rogers

Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—State Farm Mutual Automobile Insurance Company

Length of Service: Since 2016

Messrs. Robert Stephan, Jon Wilson and John Malito and Ms. Lisa Rogers are responsible for the day-to-day management of the Balanced Fund. Messrs. Stephan and Wilson have been associated with the Balanced Fund since 2020, and their business experience during the past five years is the same as identified for the Growth Fund. Mr. Malito and Ms. Rogers have been associated with the Balanced Fund since 2016, and over the past five years Mr. Malito and Ms. Rogers have been involved in all aspects of managing fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities, including the fixed income investments of the Balanced Fund.

The Balanced Fund invests in both common stocks and bonds and, consequently, has portfolio managers with separate and distinct roles. Messrs. Stephan and Wilson are primarily responsible for managing the common stock investments of the Balanced Fund, and their roles for the Balanced Fund are the same as identified for Growth Fund. Mr. Malito and Ms. Rogers are primarily responsible for managing the bond investments of the Balanced Fund, and their roles for the Balanced Fund includes selecting fixed income securities for purchase and sale, conducting fixed income research, and reviewing financial data and research reports.

Acquiring Fund

Mary Lukic, CFP

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Mark Sodergren, CFA

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Christine Tinker, CFA

Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

David Alongi, CFA

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Michael Chico, CFA

Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Mary Lukic – see Growth Fund for biographical information.

Mark Sodergren – see Growth Fund for biographical information.

Christine Tinker – see Growth Fund for biographical information.

David Alongi is a Senior Vice President responsible for leading the portfolio management and trading process for passive fixed income portfolios. He oversees the management of a variety of commingled and segregated account strategies across a wide range of bond market sectors, maturities, and currencies. David joined the asset management arm of Northern Trust in 2000. Prior to his current position, David was responsible for research, security selection and trading in the mortgage-backed sector, and was the portfolio manager for the Collective Mortgage Backed Securities Index Fund and various separate account client portfolios. In an earlier assignment, David was in the Treasury Department of The Northern Trust Company where he was responsible for interest rate risk management and hedging strategies for the balance sheet, and managed the bank investment portfolio. David began his career with Northern Trust in 1990. David earned a BS in Psychology from the University of Illinois (Urbana) and an MBA with a concentration in Finance from The University of Chicago Booth School of Business. He is a CFA charterholder, a member of the CFA Institute and the CFA Society of Chicago, and an Associated Person of the National Futures Association.

Michael Chico is a Vice President at The Northern Trust Company, Chicago. He is a Fixed Income Portfolio Manager in the Fixed Income Group and is responsible for quantitatively managing and trading fixed income accounts for Northern Trust clients. Mike originally joined Northern Trust in 2005 as a Fixed Income Securities Trader with Northern Trust Securities, Inc., where he focused on structured products, non-USD fixed income securities, MBS/ABS, and Treasury securities. Prior to joining Northern Trust, he was Vice President of MBS Trading at JP Morgan Securities, Inc, formerly Banc One Capital Markets, Inc. Mike received his B.A. degree in Economics from the University of Pennsylvania and his M.B.A. degree in Finance and Economics from The University of Chicago Graduate School of Business. Mike is a CFA Charterholder and a member of the CFA Institute and the CFA Society of Chicago.

State Farm Interim Fund

Target Fund

John Malito

Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company

Length of Service: Since 2016

Lisa Rogers

Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—State Farm Mutual Automobile Insurance Company

Length of Service: Since 2016

Mr. John Malito and Ms. Lisa Rogers are the portfolio managers responsible for the day-to-day management of the Interim Fund. Mr. Malito and Ms. Rogers have been associated with the Interim Fund since 2016. The business experience of Mr. Malito and Ms. Rogers during the last five years is the same as identified for the Balanced Fund.

The Interim Fund invests in fixed income securities. Mr. Malito and Ms. Rogers’ roles on the Interim Fund’s portfolio management team are the same as identified for the Balanced Fund.

Acquiring Fund

David Alongi, CFA

Senior Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Michael Chico, CFA

Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

David Alongi – see Balanced Fund for biographical information.

Michael Chico – see Balanced Fund for biographical information.

State Farm Municipal Bond Fund

Target Fund

Robert Reardon

Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—State Farm Mutual Automobile Insurance Company

Length of Service: Since 1998

Mike Zaroogian

Assistant Vice President—State Farm Investment Management Corp.; Investment Professional— State Farm Mutual Automobile Insurance Company

Length of Service: Since 2016

Messrs. Robert Reardon and Mike Zaroogian are the portfolio managers primarily responsible for the day-to-day management of the Municipal Bond Fund. Mr. Reardon has been associated with the Municipal Bond Fund since 1998. Mr. Zaroogian has been associated with the Municipal Bond Fund since 2016. Over the past five years, Messrs. Reardon and Zaroogian have been involved in all aspects of managing tax advantaged fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities, including managing the portfolio of the Municipal Bond Fund.

The roles of Mr. Reardon and Mr. Zaroogian on the Municipal Bond Fund’s portfolio management team includes selecting municipal securities for purchase and sale, conducting municipal research, and reviewing financial data and research reports.

Acquiring Fund

Nathan Miller

Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Reid Frankenberg, CFA

Second Vice President, Northern Trust Investments, Inc.

Length of Service: Since March 2021

Nathan Miller is a Vice President at The Northern Trust Company, Chicago. He is a Portfolio Manager in the Municipal Fixed Income Group of Northern Trust Asset Management and is responsible for the management of a number of individual municipal bond portfolios. Nate Miller joined the Northern Trust in 1995 as an IMLG representative in Worldwide Operations and Technology. He relocated to Arizona in 1996 and worked as a Relationship Manager in the Corporate and Institutional Administration Group. He relocated back to Chicago in October 2003 and started as a Municipal Bond Trader for the Fixed Income Group within Northern Trust Asset Management prior to being named a Portfolio Manager in June 2005. Nate Miller received a Bachelor of Science degree in Finance from the University of Illinois at Champaign-Urbana in 1994 and also studied in the Certified Employee Benefits Specialist program (CEBS) via the Wharton School of Business.

Reid Frankenberg, CFA is a Second Vice President at The Northern Trust Company, Chicago. He currently works as an Associate Fixed Income Portfolio Manager. Reid joined Northern Trust in 2007 and previously served as an Analyst in the Global Fund Services middle office. Reid received a B.S. in Business from Miami University in Oxford, OH. Reid is a CFA Charterholder and is a member of the CFA Institute and the CFA Society of Chicago.

For more information about the management of the Target Funds, please refer to the “Management of the Funds” sections of the Target Funds’ Prospectuses, which are incorporated herein by reference, and to the “Investment Advisory and Other Services” section of the Target Funds’ SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus. A discussion regarding the basis for the SFAFT Board’s approval of the investment advisory agreement for the Target Funds is available in the Target Funds’ most recent annual report to shareholders.

For more information about the management of the Acquiring Funds, please refer to the “Management of the Funds” section of the Acquiring Funds’ Prospectus, which is incorporated herein by reference, and to the “Investment Advisory and Other Services” section of the Acquiring Funds’ SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus. A discussion regarding the basis for the AIT Board’s approval of the investment advisory agreement for the Acquiring Fund will be available in the Acquiring Fund’s first annual or semi-annual report to shareholders following commencement of operations.

Administrator, Transfer Agent, and Custodian

Target Funds

State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710, serves as the administrator, fund accounting agent, transfer agent and dividend disbursing agent for the Target Funds.

JPMorgan Chase Bank, 3 Chase Metro Tech Center, Brooklyn, New York 11245, serves as custodian for Target Funds.

Acquiring Funds

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Acquiring Funds’ administrator, fund accounting agent, transfer agent, and custodian.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), One North Wacker, Chicago, Illinois 60606, serves as the Target Funds’ independent registered public accounting firm. PwC performs an annual audit of each Target Fund’s financial statements and provides audit and tax services.

PwC is the independent registered public accounting firm that will serve as the Acquiring Funds’ independent registered public accounting firm. PwC will perform an annual audit of each Acquiring Fund’s financial statements and provide audit and tax services.

Comparison of Distribution Arrangements

As shown below, each Target Fund will be reorganized into a corresponding Acquiring Fund, whereby Target Fund Shareholders will be issued Acquiring Fund Shares. The following section describes the different distribution arrangements and eligibility requirements of the Funds.

Distribution of Target Fund and Acquiring Fund Shares

State Farm VP Management Corp., located at One State Farm Plaza, Bloomington, IL 61710, acts as the principal underwriter of the Target Funds pursuant to a written agreement.

Foreside Financial Services, LLC, 3 Canal Plaza, Suite 100 Portland, Maine 04101, serves as principal underwriter for the Acquiring Funds pursuant to a written agreement.

Sales Charges. None of the shares of the Target Funds or Acquiring Funds are subject to any front-end sales charges or CDSC.

Distribution Plans and Service Plans. None of the shares of the Target Funds nor the Acquiring Funds are subject to any fees as a result of a Distribution Plan or Shareholder Service Plan.

Comparison of Purchase, Redemption and Exchange Procedures

Purchase Procedures

The purchase procedures employed by the Target Funds and the Acquiring Funds are identical. Each Target Fund and Acquiring Fund offer shares through their respective distributors on a continuous basis. Shares of the Target Funds and the Acquiring Funds may be purchased if you are a current or retired agent or employee of the State Farm Insurance Companies or a family member of such a person. Shares of each Target Fund and Acquiring Fund may be purchased directly from the Funds or through authorized brokers or financial intermediaries. Only State Farm Agents may purchase shares of the Funds as an investment for their employer-sponsored retirement plans. When this occurs, shares of the Funds may be purchased by or on behalf of participating employees under the State Farm Agent’s employer-sponsored retirement plan. The purchase price of each share of a Target Fund and an Acquiring Fund is based on the net asset value next determined after the order is received in proper form by the Target Fund or Acquiring Fund or their respective agents. Purchases of shares of each Target Fund and each Acquiring Fund may be made by mail or telephone.

Additional information regarding the purchase procedures of the Target Funds and the Acquiring Funds is available in their respective Prospectuses. Additional information regarding the Target Funds and the Acquiring Funds can be found in various documents identified in the introduction to this Proxy Statement/Prospectus.

Investment Minimums

The minimum investment requirements for shares of the Target Funds and shares of the Acquiring Funds are set forth below:

Target Funds

Initial Investment—To open an account by check or ACH (without an Automatic Investment Plan or Payroll Deduction)	$250 per Fund
Initial Investment—To open an account by check or ACH (with an Automatic Investment Plan or Payroll Deduction)	$50 per Fund
Subsequent investments by check, ACH, or Automatic Investment Plan	$50 per Fund

Acquiring Funds

Initial Investment—To open an account by check	$250 (per Fund)
Initial Investment—To open an account by payroll deduction	$50 (per fund)
To open an account by wire	$50 (per fund)
Subsequent investments by check, ACH or Automatic Investment Plan	$50 (per fund)
Subsequent investment by payroll deduction	$50 (per fund)
Subsequent investment by wire	$50 (per fund)

Redemption Procedures

The redemption procedures employed by the Target Funds and the Acquiring Funds are substantially similar. Shareholders of both the Target Funds and the Acquiring Funds may redeem all or part of their investment in a Fund on any day that the Fund is open for business. Generally, the Target Funds and the Acquiring Funds forward redemption proceeds as promptly as possible, but no later than seven days, with certain limited exceptions. The Target Funds and the Acquiring Funds make redemptions in cash, typically by check, electronic bank transfer or wire. The Target Funds and the Acquiring Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in-kind).

Additional information regarding the redemption procedures of the Target Funds and the Acquiring Funds is available in their respective Prospectuses. Additional information regarding the Target Funds and the Acquiring Funds can be found in various documents identified in the introduction to this Proxy Statement/Prospectus.

Comparison of Exchange Privileges

Shares of each Target Fund and shares of each Acquiring Fund generally may be exchanged for shares of another Target Fund or Acquiring Fund, as applicable, subject to minimum investment requirements, if any, certain limitations, exceptions, and procedures. For each Fund, exchanges of shares are based on the next determined NAV per share of the Fund after the request to exchange, without any sales charges. Shareholders of a Target Fund or an Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the Fund into which they are seeking to exchange.

Additional information regarding the Target Funds and the Acquiring Funds, including their exchange privileges, is available in their respective Prospectuses. Additional information regarding the Target Funds and the Acquiring Funds can be found in various documents identified in the introduction to this Proxy Statement/Prospectus.

Exchanges are treated as a sale of fund shares and a purchase of fund shares for U.S. federal tax purposes.

Frequent or Short-Term Trading Policies

The Target Funds and the Acquiring Funds each have policies and procedures designed to discourage excessive or short-term trading. Each Target Fund and Acquiring Fund reserves the right to eliminate the aforementioned exchange privilege, or otherwise reject or limit any order to purchase shares, if, in the Funds’ judgment, the Fund would potentially be adversely affected by such exchanges. A further description of the Target Funds’ and the Acquiring Funds’ policies related to deterring excessive short term trading activity can be found in their respective Prospectuses.

Comparison of Dividend and Distribution Policies

Dividend and Distribution Policies

The Target Funds and the Acquiring Funds have dividend and distribution policies that are substantially similar With respect to both the Target Funds and the Acquiring Funds, each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.

Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. All income and capital gain distributions are automatically reinvested in additional shares of the applicable Fund, unless you request in writing a payment in cash.

Additional information regarding the dividend and distribution policies of the Target Funds and the Acquiring Funds is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the Prospectuses.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Target Fund is a series of the State Farm Associates’ Funds Trust, a Delaware statutory trust. If the Reorganizations are approved, each Target Fund will reorganize into a corresponding series of the AIT Trust, also a Delaware statutory trust. Prior to the Closing Date, there shall be no issued and outstanding shares of any Acquiring Fund other than a nominal number of shares issued to a seed capital investor. Such nominal shares will be redeemed by the relevant Acquiring Fund after the Target Fund Shareholders approve the Plan but no later than the day immediately preceding the Closing Date, for the price for which they were issued. The following is a discussion of certain provisions of the governing instruments and governing laws of the Target Funds and the Acquiring Funds but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Funds’ shareholder reports and governing documents.

Shares. The SFAFT Board and the AIT Board each have the power to issue shares of the respective Funds without shareholder approval. The governing documents of each Target Fund and Acquiring Fund indicate that the amount of shares that the Target Funds and Acquiring Funds each may issue is unlimited. Shares of the Target Funds and the Acquiring Funds have no preemptive rights.

Organization. The AIT Trust is governed by its Second Amended and Restated Agreement and Declaration of Trust (the “AIT Declaration”) and its Second Amended By-laws (the “AIT Bylaws”), each as may be amended, and its business and affairs are managed under the supervision of its Board of Trustees. The SFAFT Trust is governed by its Declaration of Trust (the “SFAFT Declaration” and, together with the AIT Declaration, the “Declarations”) and its Bylaws (the “SFAFT Bylaws”), and its business and affairs are managed under the supervision of its Board of Trustees.

Composition of the Board of Trustees. The SFAFT Declaration provides that the SFAFT Board shall not be less than one nor more than fifteen, which number may be increased or decreased by the SFAFT Board, but shall never be less than the minimum number provided for in the SFAFT Declaration. The SFAFT Board may fill vacancies on the Board, including vacancies arising from an increase in the number of trustees, and that each trustee shall hold office for the lifetime of the SFAFT Trust or until such trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing a new trustee, and until the election and qualification of the trustee’s successor.

Pursuant to the AIT Declaration, the AIT Board shall consist of Trustees each of whom shall hold office during the lifetime of the AIT Trust until the Trustee dies, retires, resigns, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing AIT Trustees and until the election and qualification of the Trustee’s successor.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. The Target Funds and the Acquiring Funds are not required to hold annual meetings of shareholders, and neither the SFAFT Trust nor the AIT Trust holds annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office may call a shareholder meeting for the election of trustees.

The SFAFT Declaration provides that shareholder meetings may be called by a majority of the SFAFT Board, or by the President of the SFAFT Trust. Shareholder meetings shall also be called by the Secretary of the Trust upon order of the majority of the SFAFT Board or at the written request of shareholders entitled to cast at least ten percent of all the votes entitled to be cast at such meeting, provided the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof.

The AIT Bylaws provide that special meetings of shareholders may be called by the AIT Board. The AIT Bylaws also provide that meetings of shareholders may be called for the purpose of electing AIT Trustees or for such other purposes as prescribed by law or the AIT Declaration. Acquiring Fund Shareholders may remove an AIT Trustee upon the vote of at least two-thirds of the outstanding shares of an Acquiring Fund, or by written declaration signed by at least two-thirds of the outstanding shares of an Acquiring Fund and filed with the AIT Trust’s custodian.

Number of Votes; Aggregate Voting. The SFAFT Declaration provides that each shareholder is entitled to one vote for each dollar of net asset value standing in such shareholder’s name on the books of SFAFT. The AIT Declaration provides that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of the Target Funds and the Acquiring Funds are not entitled to cumulative voting in the election of trustees.

The governing instruments of both the SFAFT Trust, with respect to the Target Funds, and the AIT Trust, with respect to the Acquiring Funds (collectively, the “Governing Instruments”), provide that all shares shall be voted together, except when the matter affects the interests of one or more series (or classes), and then only the shareholders of the affected series (or classes) are entitled to vote.

Derivative Actions. The Governing Instruments do not limit the ability shareholders of either the SFAFT Trust or the AIT Trust to bring derivative actions.

Right to Vote. The 1940 Act provides that shareholders of the Target Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of the Target Funds and Acquiring Funds also have the right to vote on certain matters affecting the Target Funds and the Acquiring Funds, respectively, or a particular share class thereof under their respective governing instruments and the Delaware Statutory Trust Act (the “Delaware Act”). Target Fund Shareholders have the right to vote: (1) for the election or removal of trustees; (2) the approval of a contract with a third party provider of services as to which Shareholder approval is required by the 1940 Act; (3) the termination or reorganization of the SFAFT Trust to the extent and as provided in the SFAFT Declaration; (4) the amendment of the SFAFT Declaration, as provided for in the SFAFT Declaration; (5) any court action, proceeding or claim brought or maintained derivatively or as a class action on behalf of the SFAFT Trust, any series or class thereof or the shareholders of the Trust; provided, however, that a shareholder of a particular series or class shall not be entitled to vote upon a derivative or class action on behalf of any other series or class or shareholder of any other series or class.

Acquiring Fund Shareholders have the right to vote: (1) for the election or removal of trustees; (2) for any contract with a contracting party as provided in AIT Declaration as to which shareholder approval is required by the 1940 Act; (3) on any merger or reorganization of the AIT Trust or the Acquiring Funds to the extent required under the AIT Declaration; (4) on amendments to the AIT Declaration which may adversely affect the rights of shareholders; (5) to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the AIT Trust or the Shareholders; and (6) on such additional matters as may be required by the AIT Declaration, the AIT Bylaws, the 1940 Act, or any registration statement of the AIT Trust.

Quorum and Voting. For the AIT Trust, if an approval is required by the 1940 Act, then, except for the election of trustees, a 1940 Act Majority is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote. Except as otherwise provided by the 1940 Act, for the AIT Trust, shareholder action is generally taken by a majority of votes cast, except for the election of AIT trustees, which requires a plurality, and a quorum consists of one third of the shares entitled to vote.

For the SFAFT Trust, except as otherwise provided by the 1940 Act or other applicable law, 30% of the outstanding shares entitled to vote present or represented by proxy constitute a quorum. Notwithstanding any provision of law requiring the authorization of any matter by a greater proportion, any matter upon which shareholders vote shall be approved by the affirmative vote of a majority of votes cast on such matter at a meeting at which a quorum is present, except that trustees shall be elected by the affirmative vote of a plurality of the votes casts as such meeting.

Amendment of Governing Instruments. Except as described below, the SFAFT Board and the AIT Board each have the right to amend, from time to time, their respective governing instruments. The SFAFT Bylaws may be amended or repealed, in whole or part, by a majority of the trustees then in office at any meeting of the trustees, or by one or more writings signed by a majority of trustees. The AIT Bylaws may be amended or repealed, in whole or part, by a majority of the trustees then in office at any meeting of the trustees, or by one or more writings signed by a majority of trustees.

The SFAFT Declaration, except as otherwise required the 1940 Act or other applicable law, may be amended at any time by an instrument in writing signed by a majority of the trustees then in office.

For the Acquiring Funds, the AIT Declaration may be amended at any time by an instrument in writing signed by a majority of the trustees (or by an officer of the AIT Trust pursuant to a vote of a majority of trustees), except that an amendment which in the determination of the AIT Trustees will affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes of shares shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected, and no vote of shareholders of a series or class not affected is required. The AIT Declaration (whether or not related to the rights of shareholders) may be amended for any other reason at any time without the vote or consent of shareholders, so long as such amendment does not materially adversely affect the rights of any shareholder with respect to which such amendment is to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the AIT Trustees). No amendment to the AIT Declaration can repeal the limitations on personal liability of any shareholder, trustee or officer or repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder, trustee or officer involved.

Mergers, Reorganizations and Conversions. The governing instruments of the SFAFT Trust provide that the Trust, or any one or more series, may, either as the successor, survivor, or non-survivor, (i) consolidate with one or more other trusts, partnerships, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, to form a new consolidated trust, partnership, association or corporation under the laws under which any one of the constituent entities is organized, or (ii) merge into one or more other trusts, partnerships, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, or have one or more such trusts, partnerships, associations or corporations merged into it, any such consolidation or merger to be upon such terms and conditions as are specified in an agreement and plan of reorganization entered into by the Trust, or one or more series as the case may be, in connection therewith.

The governing instruments of the AIT Trust provide that the AIT Trust may (i) merge or consolidate with or into one or more statutory trusts or “other business entities” (as defined in Section 3801 of the Delaware Act) formed or organized or existing under the laws of the State of Delaware or any other state of the United States or any foreign country or other foreign jurisdiction; (ii) convert to a common-law trust, a general partnership, limited partnership or a limited liability company formed or organized under the laws of the State of Delaware as permitted pursuant to Section 3815(f) of the Delaware Act; (iii) convert shares of a fund into beneficial interests of another statutory or business trust (or series thereof) pursuant to the AIT Trust’s governing documents; (iv) sell, convey and transfer all or substantially all of the assets of the AIT Trust, or all of substantially all of the assets associated with any fund, to another trust, business trust, partnership, limited partnership, limited liability company, association or corporation organized under the laws of any state, in exchange for cash, shares or other securities, with such sale, conveyance and transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities of the fund, the assets of which are so transferred, as applicable, or (b) not being made subject to, or not with the assumption of, such liabilities. Any such transaction shall not require the vote of the shareholders unless such vote is required by the 1940 Act; provided, however, that a majority of the trustees approve such transaction.

Termination of a Fund. Subject to approval by the affected shareholders, the SFAFT Trust, any series, or any class (and the establishment and designation thereof) may be terminated by an instrument executed by a majority of the trustees then in office; provided, however, that no approval of affected shareholders is necessary if a majority of the trustees then in office determines that the continuation of the SFAFT Trust, series, or class is not in the best interests of the SFAFT Trust, such series, such class, or the affected shareholders as a result of factors or events adversely affecting the ability of the SFAFT Trust, series, or class to conduct its business and operations in an economically viable manner.

The AIT Trust may be terminated at any time by a majority of the AIT Trustees then in office. Any series or class of shares may be liquidated at any time by a vote of a majority of the AIT Trustees then in office.

Liability of Shareholders. The Governing Instruments of the SFAFT Trust and the AIT Trust generally provide that shareholders will not be subject to personal liability for the obligations of the respective Trust.

Liability of Trustees and Officers. Consistent with the 1940 Act, the Governing Instruments provide that neither the SFAFT trustees nor AIT trustees, nor any officer of the Target Funds or Acquiring Funds, shall be subject to any personal liability in connection with the assets or affairs of a Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office.

Indemnification. The SFAFT Declaration generally provides that any trustee or officer shall be indemnified by the SFAFT Trust against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and accountants’ or counsel fees reasonably incurred, if such person acted, or took no action, as the case may be, in good faith, with the reasonable belief that their action (or inaction, as the case may be) was not opposed to the best interests of the SFAFT Trust. Indemnification does not apply with respect to any matter as to which the covered person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the SFAFT Trust.

The AIT Declaration generally provides that the Advisers Investment Trust shall indemnify and hold harmless any AIT Trustee or officer from and against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred in connection with the defense or disposition of any action, suit or other proceeding in which such person may be involved by reason of having been an AIT Trustee or officer. Nothing shall indemnify, hold harmless or protect any AIT Trustee from or against any liability to the Advisers Investment Trust or any shareholder to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Both the AIT Trust and the SFAFT Trust may advance expenses incurred in defending any proceedings subject to certain conditions.

BACKGROUND AND TRUSTEES’ CONSIDERATIONS RELATING TO THE PROPOSED REORGANIZATION

REASONS FOR THE PROPOSED REORGANIZATIONS

SFIMC, after a review of its mutual fund advisory business, determined to cease certain aspects of that business, including the provision of administrative, fund accounting and transfer agency services to registered investment companies. As a result of this business decision, SFIMC began a search for service providers and conducted extensive due diligence on external providers of investment management, administrative, fund accounting, and transfer agency services. After considering and evaluating several possible options with respect to the mutual fund business, and at the conclusion of the due diligence process, SFIMC recommended that the SFAFT Board approve the Reorganization of each Target Fund with and into its corresponding Acquiring Fund.

The SFAFT Board discussed and considered matters relating to the proposed Reorganizations at meetings held in the second half of 2020 and the first quarter of 2021 (collectively, the “Reorganization Evaluation Meetings”). During the course of the Reorganization Evaluation Meetings, the SFAFT Board requested, received and discussed information from various parties, including from SFIMC, NTI and/or the Northern Trust Company, regarding (i) the structure, terms and conditions, and anticipated timeline of the Reorganizations; (ii) the rationale for the Reorganizations; (iii) the expected impact of the Reorganizations on each Target Fund and its shareholders; (iv) NTI’s organization, personnel and affiliates; (v) NTI’s investment philosophy and process; (vi) NTI’s experience in providing investment advisory services to mutual funds; (vii) NTI’s operational, legal and compliance capabilities, as well as its financial conditions and resources; (viii) the services provided by, and NTI’s administration and oversight of, the Acquiring Funds’ third-party service providers; and (ix) the composition, experience and governance of the AIT Board. The SFAFT Board also received and considered information from counsel to the Independent Trustees regarding the duties of the SFAFT Board in considering the Reorganizations. During the course of the SFAFT Board’s deliberations, the Independent Trustees were advised by, and received assistance from, their independent counsel, including in executive sessions. In addition, during several Reorganization Evaluation Meetings, the Independent Trustees of the SFAFT Board met with a number of management personnel of NTI. The chair of the AIT Board also met via videoconference with the chair of the SFAFT Board.

At a meeting held on March 11, 2021, the SFAFT Board, including all of the Independent Trustees, unanimously approved the Agreement and Plan of Reorganization on behalf of each Target Fund and voted to recommend that the shareholders of each Target Fund also approve the Agreement and Plan of Reorganization. Based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganizations will not be materially different from those presented to the SFAFT Board at the March 11th meeting, the SFAFT Board determined that each Reorganization would be in the best interests of the applicable Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of such Reorganization.

The SFAFT Board’s determination with respect to the Reorganizations were based on a comprehensive evaluation of the information provided to it. During the SFAFT’s Board review at the Reorganization Evaluation Meetings, the SFAFT Board considered a number of factors; however, it did not identify any particular information or consideration that was all-important or controlling. Such factors included, but were not limited to, the following:

•	The reputation, financial strength and resources of NTI and the Northern Trust Company;

•	The nature, quality and extent of the services to be provided by NTI and the Northern Trust Company to the Acquiring Funds;

•	The investment experience, capabilities, personnel, operations and compliance program of NTI;

•	The fundamental and non-fundamental investment restrictions of the Target Funds and the Acquiring Funds are substantially similar;

•

The investment objective, principal investment strategies, and risks of the Target Funds are the same as, or substantially similar to, the investment objective, principal investment strategies, and risks of the Acquiring Funds, except that:

•

The Acquiring Interim Fund and the fixed income component of the Acquiring Balanced Fund will leverage NTI’s index fixed income capabilities, i.e. they will seek to track the investment composition and performance of an index. By contrast, the Target Interim Fund and the fixed income portion of the Target Balanced Fund currently are actively managed, i.e., they do not seek to track an index, and instead the portfolio management team researches and selects the securities in which these Funds invest.

•	The investment strategies of the Acquiring Growth Fund and the equity portion of the Acquiring Balanced Fund will leverage NTI’s proprietary quantitative active and factor-based equity strategies.

•	SFIMC, the current adviser to the Target Funds, will continue to serve in that capacity for the Acquiring Funds;

•

Each Acquiring Fund’s management fee, as a percentage of net assets, will be the same following the Reorganization as the management fee of its corresponding Target Fund, after accounting for fee breakpoints applicable to the Target Funds at each Target Fund’s current asset size;

•

The Reorganizations are expected to result in the same operating expenses for Target Fund Shareholders on a net basis at least through January 28, 2025, after fee waivers and expense reimbursements made by SFIMC;

•	The features of NTI’s expense recapture program and the anticipated impact of the program, if any, on the Target Funds following the Reorganization;

•	Neither the Target Funds nor the Acquiring Funds impose any front-end sales loads, deferred sales charges or 12b-1 fees;

•

There is not expected to be any diminution in the nature, quality or extent of services provided to the Acquiring Funds and their shareholders as a result of the Reorganizations, including the transition from the Target Funds’ service providers to the Acquiring Funds’ service providers;

•

Shareholders of the Target Funds are expected to face no adverse tax consequences as a result of the Reorganizations, other than capital gains distributions resulting from any repositioning of the Funds’ portfolio holdings prior to and/or after the Reorganizations (particularly with respect to the State Farm Growth Fund and State Farm Balanced Fund);

•

It is expected that there will be no material impact on an Acquiring Fund from transaction costs resulting from the post-closing sales and purchases that NTI anticipates making on behalf of the Acquiring Funds to reposition their portfolios (including, in particular, the Acquiring Balanced Fund’s and Acquiring Growth Fund’s portfolios to seek to align those Funds’ portfolios with NTI’s portfolio management philosophy and investment process;

•	The composition and qualifications of the AIT Board;

•	The terms and conditions of the Agreement and Plan of Reorganization;

•

All costs associated with the Target Funds’ participation in the proposed Reorganizations are expected to be borne by SFIMC or its affiliates (other than any portfolio transaction costs relating to any repositioning of a Fund’s portfolio);

•	No sales charge, deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the proposed Reorganizations;

•	The share purchase, redemption, and exchange procedures of the Acquiring Funds are substantially similar to those of the Target Funds;

•	Both SFAFT Trust and AIT Trust are organized as Delaware statutory trusts; and

•	Possible alternatives to the Reorganizations, including the liquidation of the Target Funds.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the SFAFT Board, including all of the Independent Trustees, unanimously approved the Reorganizations, concluding that the Reorganizations are in the best interests of each Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of its respective Reorganization. This determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole with respect to each Target Fund and its shareholders, although individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

The following is a general summary of certain U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Target Fund has elected and qualified since its inception to be treated as a “regulated investment company” under Subchapter M of the Code and each Acquiring Fund intends to elect and qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

Each Reorganization is intended to qualify as a tax-free “reorganization” for federal income tax purposes under Section 368(a)(1)(F) of the Code. Accordingly, it is expected that no gain or loss will be recognized by the Target Funds or Target Fund Shareholders as a direct result of the Reorganizations. Specifically, it is expected that the Target Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Target Funds. In addition, when shares held by Target Fund Shareholders are exchanged for Acquiring Fund shares pursuant to a Reorganization, it is expected that Target Fund Shareholders will recognize no gain or loss on the exchange, and that Target Fund Shareholders will have the same aggregate tax basis and holding period with respect to the shares of the Acquiring Fund as the shareholder’s tax basis and holding period in its Target Fund Shares immediately before the exchange. Prior to the closing of the Reorganizations, the Target Funds may declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of the investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganizations. Any such distributions would be taxable to shareholders.

If, as expected, the Reorganizations are tax-free, each Acquiring Fund will succeed to the tax attributes of the corresponding Target Fund, if any, move to the corresponding Acquiring Fund, including, as of the date of the Reorganizations, the Target Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, if any. At any time prior to the consummation of the Reorganizations, Target Fund Shareholders may redeem Target Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming shareholder for U.S. federal income tax purposes.

Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganizations. Based on certain customary assumptions, factual representations to be made on behalf of each Target Fund and Acquiring Fund, and existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, Thompson Hine LP (AIT Trust’s legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion with respect to each Target Fund and its corresponding Acquiring Fund substantially to the effect that, for federal income tax purposes:

i)

each Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and each Target Fund and Acquiring Fund will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

ii)

no gain or loss will be recognized by any Target Fund upon the transfer of all of its assets to the corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

iii)

no gain or loss will be recognized by any Acquiring Fund upon the receipt of all of the assets of the corresponding Target Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

iv)	no gain or loss will be recognized by any Target Fund upon the distribution of Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation;

v)

the tax basis of the assets of each Target Fund received by the corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer;

vi)

the holding periods of the assets of each Target Fund in the hands of the corresponding Acquiring Fund other than any asset with respect to which gain or loss is required to be recognized as described in (ii) above, will include the periods during which such assets were held or treated for federal income tax purposes as held by the Target Fund;

vii)

no gain or loss will be recognized by the shareholders of any Target Fund upon the exchange of all of their Target Fund Shares solely for Acquiring Fund Shares (including fractional shares to which they may be entitled);

viii)	the aggregate tax basis of Acquiring Fund Shares received by a shareholder of each Target Fund will be the same as the aggregate tax basis of Target Fund Shares exchanged therefor;

ix)

the holding period of Acquiring Fund Shares received by each shareholder of each Target Fund (including fractional shares to which the shareholder may be entitled) will include the holding period of Target Fund Shares exchanged therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the date of the exchange; and

x)

each Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

A copy of each opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information about the Funds”.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated and the IRS or a court were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Sales of Portfolio Securities. The Target Funds may sell portfolio securities in connection with the Reorganizations. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s tax basis in such assets. Any capital gains recognized in these sales, after reduction by any available losses (including losses recognized in the taxable year in which such sales occur), will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses).

In addition, following the close of the Reorganizations, an Acquiring Fund may make additional capital gain distributions to shareholders in connection with the repositioning of their portfolio holdings. These distributions will generally be taxable to shareholders. Specifically, NTI, as sub-adviser to the Acquiring Growth Fund and Acquiring Balanced Fund, anticipates repositioning those Funds’ portfolios by selling a portion of their securities after the closing of the Reorganizations and purchasing new securities. NTI anticipates selling approximately 25% to 35% of the Acquiring Growth Fund’s portfolio and approximately 30% to 40% of the Acquiring Balanced Fund’s portfolio. The purpose of these anticipated transactions is to position these Acquiring Funds’ portfolios with NTI’s portfolio management philosophy and investment process, including, as applicable, access to NTI’s proprietary quantitative active and factor-based equity strategies and index fixed income capabilities, and to increase portfolio diversification. Transaction costs relating to these anticipated sales and purchases are expected to have no material impact on either Acquiring Fund. The degree of an Acquiring Fund’s portfolio turnover after the Reorganization will depend upon market conditions and the portfolio composition of such Acquiring Fund after its respective Reorganization. The anticipated sales of portfolio securities after the closing of the Reorganizations, taking into consideration available capital loss carryforwards, if any, is expected to result in the distribution of taxable net capital gains to shareholders of the Acquiring Funds. If 25% to 35% of the Acquiring Growth Fund’s portfolio is sold, the sales are expected to result in an additional net long term capital gain for that Fund equivalent to approximately 10% to 14% of the Acquiring Growth Fund’s assets, or approximately $10 to $14 per share based on a hypothetical net asset value of $100 per share. If 30% to 40% of the Acquiring Balanced Fund’s portfolio is sold, the sales are expected to result in an additional net long term capital gain for the Acquiring Balanced Fund equivalent to approximately 7% to 10% of the Acquiring Balanced Fund’s assets, or approximately $7 to $10 per share based on a hypothetical net asset value of $100 per share. The actual amount of capital gains or losses resulting from the sale of an Acquiring Fund’s portfolio securities will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale. Any additional capital gains distributions generally will be taxable to Acquiring Fund Shareholders.

General. This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain U.S. federal income tax consequences.

PRO FORMA CAPITALIZATION

The following tables show the capitalization of each Target Fund as of November 30, 2020, its corresponding Acquiring Fund as of November 30, 2020 and its corresponding Acquiring Fund on a pro forma combined basis (unaudited) as of November 30, 2020, giving effect to the proposed Reorganization. The following are examples of the number of shares of each Acquiring Fund that would be exchanged for the shares of its corresponding Target Fund if the Reorganization was consummated on November 30, 2020, and do not reflect the number of shares or value of shares that would actually be received if the Reorganizations occurred on the Closing Date. Each Acquiring Fund is a shell fund that will commence operations on the Closing Date. Each Target Fund will be the accounting survivor for financial statement purposes. The capitalizations of the Target Funds and their share classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Proposal 1

	State Farm Growth Fund (Target Fund)		State Farm Growth Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined
Net Assets	$5,819,763,137	Net Assets	$0	$0	$5,819,763,137
Net Asset Value Per Share	$97.62	Net Asset Value Per Share	$0	$0	$97.62
Shares Outstanding	59,614,077	Shares Outstanding	0	0	59,614,077

Proposal 2

	State Farm Balanced Fund (Target Fund)		State Farm Balanced Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined
Net Assets	$2,251,061,037	Net Assets	$0	$0	$2,251,061,037
Net Asset Value Per Share	$81.66	Net Asset Value Per Share	$0	$0	$81.66
Shares Outstanding	27,565,703	Shares Outstanding	0	0	27,565,703

Proposal 3

	State Farm Interim Fund (Target Fund)		State Farm Interim Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined
Net Assets	$495,172,876	Net Assets	$0	$0	$495,172,876
Net Asset Value Per Share	$10.36	Net Asset Value Per Share	$0	$0	$10.36
Shares Outstanding	47,777,770	Shares Outstanding	0	0	47,777,770

Proposal 4

	State Farm Municipal Bond Fund (Target Fund)		State Farm Municipal Bond Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined
Net Assets	$741,010,029	Net Assets	$0	$0	$741,010,029
Net Asset Value Per Share	$9.04	Net Asset Value Per Share	$0	$0	$9.04
Shares Outstanding	81,974,660	Shares Outstanding	0	0	81,974,660

The tables above assume that the Reorganizations occurred on November 30, 2020. The table is for informational purposes only. No assurance can be given as to how many Acquiring Fund Shares will be received by shareholders of each Target Fund on the date that the Reorganizations take place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date. As described previously, immediately prior to the Closing, each Target Fund’s assets will be valued pursuant to the SFAFT Trust’s valuation procedures. In the event that valuation of a Target Fund’s assets using the SFAFT Trust’s valuation procedures would result in a valuation difference or the diminution in value of shares of either a Target Fund or an Acquiring Fund, that Reorganization will not be consummated, unless SFIMC, subject to its discretion, elects to contribute such funds, as necessary and appropriate, to resolve any diminution in value of the Target Fund Shares or the Acquiring Fund Shares.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

The Target Funds’ Prospectus contain additional information regarding the Target Funds, including each Target Fund’s financial performance for the past five years under the heading, “Financial Highlights.” The annual report to shareholders for the year ended November 30, 2020 and the financial statements therein are incorporated by reference herein in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing, and are available free of charge upon request. In addition, Appendix B to this Proxy Statement/Prospectus contains such audited “Financial Highlights” for the past five years. The Acquiring Funds have not commenced operations and, therefore, do not have financial highlights. Certain sections of the Target Funds’ most recent annual report to shareholders are incorporated by reference into the SAI relating to this Proxy Statement/Prospectus.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by, and on behalf of, the SFAFT Board, to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a Proxy Card, is first being mailed to shareholders of the Target Funds on or about April 18, 2021. Only shareholders of record as of the close of business on the Record Date, March 12, 2021, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of Proxy Card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed Proxy Cards will be voted FOR the proposed Reorganizations and FOR any other matters deemed appropriate.

You can vote in any one of four ways:

•	By mail, with the enclosed Proxy Card;

•	By attending the virtual meeting;

•	By telephone; or

•	By Internet.

INSTRUCTIONS FOR VOTING BY TELEPHONE

1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.

2.	Call the toll-free number indicated on your Proxy Card.

3.	Have the Proxy Card available at the time of your call.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.

2.	Go to the website indicated on your Proxy Card.

3.	Enter the control number found on the front of your Proxy Card.

4.	Follow the instructions on the website to cast your vote.

We encourage you to vote by telephone or Internet by using the control number that appears on your enclosed Proxy Card. Use of telephone and Internet voting will reduce the time and costs associated with this proxy solicitation.

Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the SFAFT’s secretary (the “Secretary”). To be effective, such revocation must be received by the Secretary prior to the Meeting. In addition, although mere attendance at the virtual Meeting would not revoke a proxy, a shareholder present at the virtual Meeting may withdraw his or her proxy by voting at the virtual Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Proxy Statement/Prospectus, proxies may be solicited by telephone or in person by the SFAFT Board, officers of the SFAFT Trust, personnel of the Target Funds’ adviser or distributor, and personnel of the Target Funds’ transfer agent, or broker-dealer firms.

Computershare, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $300,000. It is expected that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund Shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Target Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The SFAFT Board believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the Proposals described in this Proxy Statement/Prospectus. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Proxy Statement/Prospectus. The Solicitor representative will record the shareholder’s instructions on the Proxy Card. Within 72 hours, the shareholder will be mail a letter to confirm his or her vote taken by phone and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the Proxy Card originally sent with this Proxy Statement/Prospectus or attend the virtual Meeting.

The Target Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of SFIMC or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

Holders of at least 30% of the total number of shares of each Target Fund that are outstanding as of the Record Date, and who are present in person or by proxy at the virtual Meeting, shall constitute a quorum for the purpose of voting on the relevant Proposal with respect to that Target Fund. Approval of each Proposal requires the affirmative vote of a 1940 Act Majority.

Adjournment

In the event that a quorum is not present at the Meeting, or if sufficient votes in favor of a Proposal are not received by the time of the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting with respect to such Proposal(s) to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast upon the question. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of a Proposal. They will vote against such adjournment those proxies required to be voted against a Proposal and will not vote any proxies that direct them to abstain from voting on a Proposal.

Other Matters

The SFAFT Board does not intend to bring any matters before the Meeting other than those described in this Proxy Statement/Prospectus. The SFAFT Board is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

As a general matter, the SFAFT Trust does not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special joint meeting of the SFAFT’s shareholders should send the proposals to the State Farm Associates’ Funds Trust, One State Farm Plaza, Bloomington, Illinois 61710-0001, so as to be received a reasonable time before the proxy solicitation for that meeting is made. Shareholder proposals that are submitted in a timely manner will not necessarily be included in the Funds’ proxy materials. If the Reorganization of a given Target Fund is approved by its shareholders, there will be no further meetings of shareholders of that Target Fund.

Inclusion of such proposals is subject to limitations under the federal securities laws. A shareholder who wishes to make a proposal at a shareholder meeting without including the proposal in a Target Fund’s proxy statement must notify the SFAFT Trust or the relevant Target Fund of such proposal within a reasonable time before the proxy solicitation for that meeting is made by directing such notice to the Secretary of the SFAFT Trust at the address set forth above. If a shareholder fails to give notice to the SFAFT Trust or the Target Fund within a reasonable time before the proxy solicitation is made, then the persons named as proxies by the SFAFT Board for such meeting may exercise discretionary voting power with respect to any such proposal.

If a shareholder wishes to send a communication to the SFAFT Board, such correspondence should be in writing and addressed to the State Farm Associates’ Funds Trust, One State Farm Plaza, Bloomington, Illinois 61710-0001. The correspondence will be given to the SFAFT Board for review and consideration.

Record Date and Outstanding Shares

Target Funds

Only shareholders of record of the Target Funds at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The total number of outstanding shares of the Target Funds as of March 12, 2021, is:

Target Fund	Shares Outstanding
State Farm Growth Fund	59,665,181.461
State Farm Balanced Fund	27,728,162.624
State Farm Interim Fund	48,451,528.098
State Farm Municipal Bond Fund	83,465,003.182

As of March 12, 2021, the current officers and Trustees of the SFAFT Trust in the aggregate beneficially owned less than 1% of the shares of the Target Fund.

As of March 12, 2021, SFIMC, as Custodian for IRA plans, owned of record in the aggregate the following number of shares of the Funds. The address for SFIMC is One State Farm Plaza, Bloomington, IL 61710-0001. Shareholders who hold the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting. State Farm is not the beneficial owner of any of these shares. As of March 12, 2021 there are no other persons who own 5% or more of a Fund’s outstanding voting securities.

Fund	Shareholder Name, Address	% Ownership
Target State Farm Growth Fund	[ ]	[ ]
Target State Farm Balanced Fund	[ ]	[ ]
Target State Farm Interim Fund	[ ]	[ ]
Target State Farm Municipal Bond Fund	[ ]	[ ]

Acquiring Funds

The votes of the shareholders of the Acquiring Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

As of March 12, 2021, the current officers and Trustees of the AIT Trust in the aggregate beneficially owned less than 1% of the shares of the Acquiring Fund.

As of March 12, 2021, no shares of the Acquiring Funds have been offered.

WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS

The Acquiring Funds and the Target Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, the Target Funds file, and the Acquiring Funds will file, reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be obtained on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

For more information with respect to the Acquiring Funds concerning the following topics, please refer to the following sections of the Acquiring Funds’ Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference: (i) see “Performance Information” under each “Fund Summary” section for more information about the performance of each Acquiring Fund; (ii) see “Your Account” for more information about the purchase, redemption, exchange and pricing of shares of the Acquiring Funds; and (iii) see “Dividends and Distributions” and “Taxes” for more information about the Acquiring Fund’s policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Acquiring Funds.

For more information with respect to the Target Funds concerning the following topics, please refer to the following sections of the Target Fund Prospectuses, which have been made a part of this Proxy Statement/Prospectus by reference: (i) see “Investment Results” under each “Fund Summary” section for more information about the performance of each Target Fund; (ii) see “Management of the Funds” for more information about the management of the Target Funds; (iii) see “How to Buy Fund Shares,” “How to Exchange Fund Shares” and “How to Redeem Fund Shares” for more information about the purchase, redemption, exchange and pricing of shares of the Target Funds; (iv) see “Dividends, Distributions and Taxes” for more information about the Target Funds’ policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Target Funds; and (v) see “Financial Highlights” for more information about each Target Funds’ financial performance.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [            ] day of [MONTH] 2021, by and between State Farm Associates’ Funds Trust (the “SFAFT Trust”) on behalf of State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund and State Farm Municipal Bond Fund (each a “Target Fund” and collectively the “Target Funds”), each a series of SFAFT Trust and; Advisers Investment Trust (the “AIT Trust”) on behalf of State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund and State Farm Municipal Bond Fund (each an “Acquiring Fund” and collectively the “Acquiring Funds”), each a series of AIT Trust. State Farm Investment Management Corp. (“SFIMC”), investment adviser to the Target Funds joins this Agreement solely for purposes of paragraphs 6.4 and 9.1 of the Agreement. The SFAFT Trust is a Delaware statutory trust, with its principal place of business at One State Farm Plaza, Bloomington, Illinois 61710. AIT Trust is a Delaware statutory trust, with its principal place of business at 50 S. LaSalle Street, Chicago, Illinois 60603.

Each of the Target Funds and Acquiring Funds wish to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g) (“Regulations”). The reorganization will consist of (i) the transfer of all of the assets of each Target Fund to its corresponding Acquiring Fund of the same name as set forth in Appendix A hereto (each Acquiring Fund being established solely for the purpose of acquiring the assets of its respective Target Fund and continuing its respective Target Fund’s business), in exchange for shares of the corresponding Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by each Acquiring Fund of all of the liabilities of the corresponding Target Fund; and (iii) the distribution by each Target Fund, after the Closing Date, as that term is defined in paragraph 3.1, of the Acquiring Fund Shares pro rata to the shareholders of such Target Fund in liquidation of each Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, each Target Fund and each Acquiring Fund is a separate investment series of an open-end, registered investment company of the management type and each Target Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund will be permitted to invest;

WHEREAS, each Target Fund offers, and has issued and outstanding, shares of beneficial interest (“Target Fund Shares”);

WHEREAS, as of the Closing Date, each Acquiring Fund will be authorized to issue shares of beneficial interest;

WHEREAS, the Board of Trustees of the SFAFT Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”), has determined that the transactions contemplated herein will be in the best interests of each Target Fund and has further determined that the interests of the existing shareholders of each Target Fund will not be diluted as a result of the transactions contemplated herein; and

(i) WHEREAS, the Board of Trustees of the AIT Trust, including a majority of the Independent Board Members, has determined that the transactions contemplated herein will be in the best interests of each Acquiring Fund;

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I

(ii) TRANSFER OF ASSETS OF EACH TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND ASSUMPTION OF EACH TARGET FUND’S LIABILITIES AND LIQUIDATION OF EACH TARGET FUND

(iii)

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer all of its assets as set forth in paragraph 1.2 to the corresponding Acquiring Fund. Each Acquiring Fund agrees in exchange for the corresponding Target Fund’s assets (i) to deliver to the corresponding Target Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the liabilities of the corresponding Target Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of each Target Fund to be acquired by the corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, receivables for shares sold and any other rights that are owned by that Target Fund and any deferred or prepaid expenses shown as an asset on the books of that Target Fund on the Closing Date.

Each Target Fund has provided the corresponding Acquiring Fund with its most recent unaudited statement of investments, statement of assets and liabilities, statement of operations and statement of changes in net assets, which contain a list of all of that Target Fund’s assets. Each Target Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements, other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

1.3 LIABILITIES TO BE ASSUMED. Each Target Fund will, to the extent permissible and consistent with its own investment objectives and policies, endeavor in good faith to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund shall assume all of the corresponding Target Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is reasonably practicable, (a) each Target Fund will liquidate and distribute pro rata to its shareholders (the “Target Fund Shareholders”) of record, determined as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), the Acquiring Fund Shares received by that Target Fund pursuant to paragraph 1.1; and (b) each Target Fund will thereupon proceed to liquidation as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Target Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of each Target Fund will simultaneously be canceled on the books of that Target Fund. The Acquiring Funds shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Funds’ transfer agent. Shares of the Acquiring Funds will be issued in the manner described in the Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”), relating to the Acquiring Fund Shares, which shall include a proxy statement of each Target Fund and the prospectus of each Acquiring Fund relating to the transactions contemplated by this Agreement (the “Proxy Statement/Prospectus”). The Proxy Statement/Prospectus will have been distributed to shareholders of record of each Target Fund as of the record date (such date being set forth in the Proxy Statement/Prospectus) in connection with the meeting of shareholders of such Target Fund to approve this Agreement and the transactions contemplated hereby.

1.6 TRANSFER TAXES. It is the parties’ understanding that no transfer taxes will apply to the issuance of shares and transfers of shares and assets in accordance with this Agreement.

1.7 REPORTING RESPONSIBILITY. Any regulatory reporting responsibility of the Target Funds is and shall remain the responsibility of the Target Funds up to and including the Closing Date and such later date on which the Target Funds are liquidated.

1.8 LIQUIDATION. The SFAFT Trust shall take all necessary and appropriate steps under applicable law to make all distributions pursuant to paragraph 1.4 and liquidate the Target Funds as promptly as possible following the Closing Date.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of each Target Fund’s assets to be acquired by the corresponding Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the Valuation Date (as defined in paragraph 1.4), using the valuation procedures set forth in the applicable policy of the SFAFT Trust and the Target Funds’ then current prospectuses and statements of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. For purposes of the Reorganization, each Acquiring Fund’s net asset value per share shall be equal to the corresponding Target Fund’s net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date.

2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the corresponding Target Fund’s assets shall have an aggregate net asset value equal to the value of the net assets of the corresponding Target Fund on the Valuation Date, determined as provided in this Article II.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The parties shall make respective best efforts to close the Reorganization (the “Closing”) on or about June 21, 2021 (the “Closing Date”), unless the parties agree in writing otherwise. All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided herein. The Closing shall be held as of 8:00 a.m. Central time at the offices of the AIT Trust, or at such other time and/or place as the parties may agree.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Funds or the Target Funds shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Funds or the Target Funds is impracticable as mutually determined by the parties, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored and the Closing Date shall be postponed until the second such business day.

3.3 TRANSFER AGENT’S CERTIFICATE. The Target Funds’ Transfer Agent shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder of record immediately prior to the Closing. Each Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of the SFAFT Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the corresponding Target Fund that such Acquiring Fund Shares have been credited to the corresponding Target Fund’s account on the books of such Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

3.4 CUSTODIAN’S CERTIFICATE. The Target Funds’ Custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Target Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the corresponding Acquiring Fund as of the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by each Target Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET FUNDS. SFAFT Trust, on behalf of each Target Fund, represents and warrants to the AIT Trust and the corresponding Acquiring Fund as follows:

(a) Each Target Fund is a separate investment series of the SFAFT Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) Each Target Fund is a separate investment series of the SFAFT Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The current prospectuses and statements of additional information of the Target Funds, as they may be amended or supplemented through the date of this Agreement, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, as well as the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Target Funds are not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the SFAFT Trust’s Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Funds are a party or by which the SFAFT Trust is bound.

(e) Each Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date or as a result of the Closing of the Reorganization, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against any Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Funds to carry out the transactions contemplated by this Agreement. The Target Funds know of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

(g) At the Closing Date, all audited financial statements of the Target Funds at November 30, 2020, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Target Funds as of such date, and there are no known contingent liabilities of the Target Funds as of such date not disclosed therein.

(h) Since November 30, 2020, there has not been any material adverse change in the Target Funds’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the corresponding Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of any Target Fund shall not constitute a material adverse change.

(i) At the Closing Date, all federal and other tax returns and reports of the Target Funds required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. All of the Target Funds’ tax liabilities have been adequately provided for on its books. To the best of the Target Funds’ knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation ended on or before the date of this Agreement, the Target Funds have met the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification and treatment as a regulated investment company, and each Target Fund has distributed in each such year such amounts as are required to avoid any entity-level federal income and excise tax. The Target Funds will continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for the SFAFT Trust’s current taxable year.

(k) All issued and outstanding shares of each Target Fund are, and at the Closing Date will be, legally issued and outstanding, fully paid and non-assessable by such Target Fund. All of the issued and outstanding shares of the Target Funds will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Target Funds do not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

(l) At the Closing Date, each Target Fund or its nominee will have good and marketable title to its assets to be transferred to the corresponding Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the corresponding Acquiring Fund.

(m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of each Target Fund and, subject to approval by a Target Fund’s shareholders, this Agreement constitutes a valid and binding obligation of such Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The information furnished by the Target Funds for use in registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o) From the effective date of the Registration Statement (as defined in paragraph 1.5), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Target Funds with respect to the Target Funds for use in the Proxy Statement/Prospectus (as defined in paragraph 1.5), the Registration Statement or any other materials provided in connection with the Reorganization, does not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(p) The Target Funds’ investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Funds’ prospectuses, except as previously disclosed in writing to the Acquiring Funds.

4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. AIT Trust, on behalf of each Acquiring Fund, represents and warrants to the SFAFT Trust and the corresponding Target Fund as follows:

(a) Each Acquiring Fund is a separate investment series of the AIT Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) Each Acquiring Fund is a separate investment series of the AIT Trust, which is registered as an investment company classified as a management company of the open-end type, and AIT Trust’s registration with the Commission as an investment company under the 1940 Act, is in full force and effect.

(c) The prospectuses and statements of additional information, as of the Closing Date, of the Acquiring Funds will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, as well as the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Funds are not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the AIT Trust’s Amended and Restated Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Funds are a party or by which the AIT Trust is bound.

(e) The Acquiring Funds have no material contracts or other commitments (other than this Agreement) that will be terminated with liability to them prior to the Closing Date or as a result of the Closing of the Reorganization, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the corresponding Target Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the AIT Trust or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Funds to carry out the transactions contemplated by this Agreement. The AIT Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) At the Closing Date, all federal and other tax returns and reports of the Acquiring Funds required by law then to be filed by such date, if any, shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Funds’ knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(h) As of the date hereof, the Acquiring Funds have not commenced operation; however, the Acquiring Funds intend to meet the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification and treatment as a regulated investment company for the taxable year in which the Reorganization occurs and each Acquiring Fund intends to continue to meet all the requirements for that qualification and intends to distribute in each year such amounts as are required to avoid any entity-level federal income and excise tax.

(i) Each Acquiring Fund was formed for the purpose of effecting the Reorganization, has not engaged in any business prior to the Reorganization and does not own any assets. The Acquiring Funds do not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(j) The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the AIT Trust, and this Agreement constitutes a valid and binding obligation of the AIT Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(k) The Acquiring Fund Shares to be issued and delivered to the corresponding Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be legally issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable.

(l) The information furnished by the Acquiring Funds for use in registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(m) From the effective date of the Registration Statement (as defined in paragraph 1.5), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by AIT Trust with respect to the Acquiring Fund for use in the Proxy Statement/Prospectus (as defined in paragraph 1.5), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(n) The Acquiring Funds agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(o) The AIT Trust will file a post-effective amendment to its registration statement on Form N-1A with the Commission for the purpose of registering each Acquiring Fund as a series of the AIT Trust (“PEA”). The PEA will be effective on or before the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS

5.1 OPERATION IN ORDINARY COURSE. Each Target Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include distribution of customary dividends, distributions, and redemptions. Each Acquiring Fund will not commence operations until the Closing Date.

5.2 APPROVAL BY SHAREHOLDERS. The SFAFT Trust will call a meeting of the shareholders of each Target Fund to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Each Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. Each Target Fund will assist the corresponding Acquiring Fund in obtaining such information as the corresponding Acquiring Fund reasonably requests concerning the beneficial ownership of the shares of each Target Fund as of the Closing Date.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Funds and the Target Funds will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement and to preserve the tax-free reorganization status of the transactions for federal income tax purposes, including any actions required to be taken after the Closing Date.

5.6 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. AIT Trust will prepare and file with the Commission a Registration Statement (as defined in paragraph 1.5) relating to the Reorganization. The Registration Statement shall be in material compliance with the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act, and the rules thereunder. Each Target Fund will provide its respective Acquiring Fund with the materials and information necessary to prepare the Proxy Statement/Prospectus for inclusion in the Registration Statement in connection with the meeting of the Target Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein. AIT Trust will afford the SFAFT Trust a reasonable opportunity to review and comment on the Registration Statement and any amendment or supplement thereto and will obtain the SFAFT Trust’s consent to the filing thereof (such consent will not be unreasonably withheld).

5.7 INDEMNIFICATION.

(a) Each party (an “Indemnitor”) shall identify and hold harmless the other party, each of such other party’s affiliated companies, and all directors, officers, employees and agents of such other party (“Indemnified Parties”), against any and all losses, damages, or liabilities or any pending or completed actions, claims, suits, complaints or investigations (including all reasonable expenses of litigation or arbitration), judgments, fines or amounts paid in any settlement consented by the Indemnitor to which any Indemnified Party may become subject to (collectively, “Losses”) as a result or arising out of or relating to: (1) any grossly negligent acts or omissions, bad faith or willful misconduct in the performance of Indemnitor’s duties and obligations hereunder; (2) any material breach of the Indemnitor’s representations or warranties contained in this Agreement; (3) Indemnitor’s failure to comply with any terms of this Agreement; or (4) any action of an Indemnified Party, upon instructions believed in good faith by the Indemnified Party to have been executed by a duly authorized officer or representative of the Indemnitor. No Indemnified Party, however, shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in such Indemnified Party’s position.

(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. In order that the indemnification provisions contained herein shall apply, upon the assertion of a claim or a loss for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion or loss, and shall keep the other advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate at its expense with the party seeking indemnification in the defense of such claim. In this event, the party seeking indemnification may not settle, compromise or consent to judgment except with the other party’s prior written consent. The obligations of the parties hereto under this Section shall survive termination of the Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of each Target Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the AIT Trust and corresponding Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of each of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and each Acquiring Fund shall have delivered to the corresponding Target Fund a certificate executed in its name by the AIT Trust’s President, in form and substance reasonably satisfactory to the corresponding Target Fund and dated as of the Closing Date, to such effect.

6.2 With respect to the Acquiring Funds, the SFAFT Trust shall have received on the Closing Date an opinion from Thompson Hine LLP, counsel to the AIT Trust and the Acquiring Funds, dated as of the Closing Date, in a form reasonably satisfactory to the corresponding Target Fund, substantially to the effect that:

(a) Each of the Acquiring Funds is a series of the AIT Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business, as such business is described in the Registration Statement.

(b) Each of the Acquiring Funds is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) This Agreement has been duly authorized, executed, and delivered by the AIT Trust on behalf of the Acquiring Funds, and, assuming due authorization, execution and delivery of this Agreement by the corresponding Target Funds, is a valid and binding obligation of the Acquiring Funds enforceable against the Acquiring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d) Assuming that a consideration of not less than the net asset value of the Acquiring Fund Shares has been paid, the Acquiring Fund Shares to be issued and delivered to the corresponding Target Fund on behalf of the Target Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of any Acquiring Fund has any preemptive rights in respect thereof pursuant to statute, or the AIT Trust’s Amended and Restated Declaration of Trust or Bylaws.

(e) Each of the Registration Statement and the PEA has been declared effective by the Commission and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the AIT Trust and the Acquiring Funds of the transactions contemplated herein, except as such have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, as well as may be required under state securities laws (no opinion being required with respect to such state securities laws).

(f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the AIT Trust’s Amended and Restated Declaration of Trust or Bylaws, or to the knowledge of its counsel, without having made any investigation, result in the acceleration of any obligation or the imposition of any penalty in the nature of liquidated damages or otherwise under any judgment, or decree to which the AIT Trust or any Acquiring Fund is a party or by which it is bound.

(g) Only insofar as they relate to an Acquiring Fund, the descriptions in the Proxy Statement/Prospectus of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present in all material respects the information required to be shown in the Proxy Statement/Prospectus.

(h) In the ordinary course of such counsel’s representation of AIT Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Funds, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

(i) In the ordinary course of such counsel’s representation of AIT Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AIT Trust or any of its properties or assets and AIT Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Target Funds. In addition, in rendering the above opinion, Thompson Hine LLP may rely on the opinion of local counsel.

6.3 As of the Closing Date of the Reorganization of the corresponding Target Funds, there shall have been no material change in the investment objective, policies and restrictions nor any material adverse change in the investment management fees, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds as reflected in the PEA from those fee amounts, undertakings and sales load amounts of the Acquiring Funds described in the Proxy Statement/Prospectus.

6.4 For the period beginning at the Closing Date and ending not less than six years thereafter, SFIMC, its successor or assigns shall provide, or cause to be provided, liability coverage from a commercial insurance carrier in a form reasonably acceptable to the Board of Trustees of the SFAFT Trust applicable to both former and current Trustees and officers of the SFAFT Trust, covering the actions of such Trustees and officers of the SFAFT Trust for the period they served as such with respect to matters related to the Target Funds. The premium for such liability coverage shall be paid by SFIMC and/or its parent or other affiliate.

6.5 Each Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of its corresponding Target Fund’s current and former trustees and officers, acting in their capacities as such, shall survive the Reorganization as obligations of such Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against such Acquiring Fund, its successors or assigns. The rights of indemnification described under this paragraph shall be limited to amounts not covered by the commercial insurance policy (i.e., insurance deductible and amounts in excess of insurance coverage) provided for in paragraph 6.4; provided, however, that (i) such indemnification is not conditioned on the insurance policy covering the entire claim; and (ii) if the insurance policy requires the former trustees or officers to first seek indemnification, such trustees or officers may, but are not required, to first seek indemnification before making a claim under the insurance policy.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Target Fund shall have delivered to the corresponding Acquiring Funds on the Closing Date a certificate executed in its name by the SFAFT Trust’s President or Vice President, in form and substance reasonably satisfactory to the corresponding Acquiring Fund and dated as of the Closing Date, to such effect.

7.2 The Target Funds shall have delivered to the corresponding Acquiring Fund a statement of the Target Funds’ assets and liabilities, together with a list of the Target Funds’ portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date and also as of five days prior to the Closing Date, certified by the Treasurer or Assistant Treasurer of the SFAFT Trust.

7.3 With respect to the Target Funds, the AIT Trust shall have received on the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP, counsel to the SFAFT Trust and the Target Funds, dated as of the Closing Date, in a form reasonably satisfactory to the corresponding Acquiring Fund, to the effect that:

(a) Each of the Target Funds is a series of the SFAFT Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b) Each of the Target Funds is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) This Agreement has been duly authorized, executed and delivered by the SFAFT Trust on behalf of the Target Funds and, assuming due authorization, execution, and delivery of this Agreement by the corresponding Acquiring Funds, is a valid and binding obligation of each of the Target Funds enforceable against such Target Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d) Assuming that a consideration therefore of not less than the net asset value of the Target Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of the Target Funds’ registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Target Funds are legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Target Funds has any preemptive rights in respect thereof pursuant to statute or the SFAFT Trust’s Declaration of Trust or Bylaws.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the SFAFT Trust’s Declaration of Trust or By-laws, or, to the knowledge of such counsel, without having made any investigation, result in the acceleration of any obligation or the imposition of any penalty in the nature of liquidated damages or otherwise, under any agreement, judgment, or decree to which the SFAFT Trust or any Target Fund is a party or by which it is bound.

(f) Only insofar as they relate to the Target Funds, the descriptions in the Proxy Statement/Prospectus of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present in all material respects the information required to be shown in the Proxy Statement/Prospectus.

(g) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the SFAFT Trust and the Target Funds of the transaction contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws.

(h) In the ordinary course of such counsel’s representation of SFAFT Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Target Funds, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

(i) In the ordinary course of such counsel’s representation of SFAFT Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to SFAFT Trust or any of its properties or assets and SFAFT Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Stradley Ronon Stevens & Young, LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Acquiring Funds.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF

THE ACQUIRING FUNDS AND THE TARGET FUNDS TO CLOSE

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Target Funds or the Acquiring Funds, as the case may be, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein with respect to each Target Fund shall have been approved by the requisite vote of the holders of the outstanding shares of that Target Fund in accordance with the provisions of the SFAFT Trust’s Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the corresponding Acquiring Fund. Each reorganization of a Target Fund into its corresponding Acquiring Fund is proposed to be conducted separately of the others, and a Target Fund that is not a party to a reorganization will incur no obligations, duties or liabilities with respect to such reorganization by reason of being a party to the Agreement. If any one or more reorganizations should fail to be consummated, such failure will not affect the other reorganizations in any way. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Target Funds may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no action” positions of and exemptive orders from such federal and state authorities) to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Target Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. In addition, the registration statement on Form N-1A for the AIT Trust, including the PEA, shall be effective and no stop orders suspending the effectiveness shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 AIT Trust, on behalf of and with respect to each Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.6 The parties shall have received a favorable legal opinion from Thompson Hine LLP addressed to the AIT Trust and the SFAFT Trust and their Boards of Trustees, respectively, substantially to the effect that, for federal income tax purposes:

(a) The transfer of all of each Target Fund’s assets in exchange for the corresponding Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of the liabilities of the Target Fund followed by the distribution of the Acquiring Fund Shares to the Target Fund Shareholders in dissolution and liquidation of such Target Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and each Acquiring Fund and Target Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b) No gain or loss will be recognized by any Acquiring Fund upon the receipt of the assets of the corresponding Target Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund.

(c) No gain or loss will be recognized by any Target Fund (1) upon the transfer of its assets to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of the liabilities of the Target Fund or (2) upon the distribution of the Acquiring Fund Shares to Target Fund Shareholders in respect of their shares of the Target Fund.

(d) No gain or loss will be recognized by Target Fund Shareholders upon their receipt of Acquiring Fund Shares in exchange for their shares of a Target Fund.

(e) The aggregate adjusted basis of the Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate adjusted basis of the Target Fund Shares held by such Shareholder immediately prior to the Closing.

(f) The holding period of the Acquiring Fund Shares received by each Target Fund Shareholder will include the period during which the Target Fund Shares were held by such Shareholder (provided the Target Fund Shares were held as capital assets on the date of the Closing).

(g) The adjusted basis of the Target Fund assets acquired by the corresponding Acquiring Fund will be the same as the adjusted basis of such assets to the Target Fund immediately prior to the Closing.

(h) The holding period of the assets of the Target Fund in the hands of the corresponding Acquiring Fund will include the period during which those assets were held by the Target Fund (except where an Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

(i) Each Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. In particular, under Treasury Regulations § 1.381(b)-1(a)(2), each Acquiring Fund will be treated for purposes of Section 381 of the Code just as the corresponding Target Fund would have been treated if there had been no Reorganization, the tax attributes of the corresponding Target Fund enumerated in Section 381(c) of the Code shall be taken into account by the Acquiring Fund as if there had been no Reorganization, and the taxable year of the corresponding Target Fund will not end on the date of the Reorganization merely because of the Closing of the Reorganization.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Acquiring Funds and the Target Funds. Further, such opinion may state that no opinion is expressed regarding the following: (i) the federal income tax consequences of the payment of reorganization expenses by SFIMC, except in relation to the qualification of the transfer of each Target Fund’s assets to its respective Acquiring Fund as a reorganization under Section 368(a)(1)(F); (ii) the effect of the Reorganization on any Target Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under Section 1256 of the Code); (iii) the effect of the Reorganization on any shareholder of any Target Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (iv) whether accrued market discount on any market discount bonds held by any Target Fund, if any, will be required to be recognized as ordinary income under Section 1276 as a result of the Reorganization; and (v) any state, local or foreign tax consequences of the Reorganization. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Target Funds may waive the conditions set forth in this paragraph 8.7.

ARTICLE IX

EXPENSES

9.1 SFIMC agrees that it will bear all costs and expenses of the Reorganization and transactions contemplated thereby; provided, however that the Acquiring Funds and the Target Funds will each pay any brokerage commissions, dealer mark-ups and similar expenses that they may incur in connection with the purchase or sale of portfolio securities. Any transfer taxes payable upon issuance of Acquiring Fund shares in a name other than the registered holder of the corresponding Target Fund shares on the books of the applicable Target Fund shall be paid by the person to whom the Acquiring Fund shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund shares shall be paid by SFIMC. All costs and expenses borne by SFIMC hereunder shall be solely and directly related to the Reorganization contemplated by this Agreement, in accordance with the principles set forth in Revenue Ruling 73-54, 1973-1 C.B. 187. Notwithstanding any other provision of this Agreement, costs and expenses of the Reorganization will be borne by the party directly incurring such expenses if and to the extent that the payment by another person of such costs and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Sections 851 and 852 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization under Section 368(a)(1)(F) of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 Each Acquiring Fund and each Target Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.2, 1.3, 1.4, 4.1 (n), 4.2(l), 5.7, and Articles IX and X.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated with respect to the Acquiring Funds and the Target Funds by the mutual agreement of the Acquiring Funds and Target Funds at or prior to the Closing Date. In addition, the SFAFT Trust or the AIT Trust may at its option terminate this Agreement at or prior to the Closing Date because:

(a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 10 days after written notice thereof is delivered to the breaching party; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

(c) a determination by the party’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party thereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the SFAFT Trust or the AIT Trust, or their respective Boards or officers, to the other party, including without limitation consequential damages, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the SFAFT Trust and the AIT Trust; provided, however, that following the meeting of shareholders of the Target Funds pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such Target Fund Shareholders without their further approval. Any amendment to paragraph 6.4 or 9.1 shall require the written authorization of SFIMC.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to the SFAFT Trust, the names used herein refer to the SFAFT Trust and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of the SFAFT Trust filed in Delaware, which are hereby referred to and are also on file at the principal offices of the SFAFT Trust. The obligations of the SFAFT Trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents of the SFAFT Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the SFAFT Trust personally, but bind only the trust property, and all persons dealing with the Target Funds must look solely to the trust property belonging to a Target Fund for the enforcement of any claims against a Target Fund.

With respect to the AIT Trust, the names used herein refer to AIT Trust and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of AIT Trust filed in Delaware, which are hereby referred to and are also on file at the principal offices of AIT Trust. The obligations of AIT Trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents of AIT Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of AIT Trust personally, but bind only the trust property, and all persons dealing with Acquiring Funds must look solely to the trust property belonging to a Acquiring Fund for the enforcement of any claims against an Acquiring Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ADVISERS INVESTMENT TRUST ON BEHALF OF STATE FARM GROWTH FUND, STATE FARM BALANCED FUND, STATE FARM INTERIM FUND, AND STATE FARM MUNICIPAL BOND FUND

By:

Name:
Title:

STATE FARM ASSOCIATES’ FUNDS TRUST ON BEHALF OF STATE FARM GROWTH FUND, STATE FARM BALANCED FUND, STATE FARM INTERIM FUND, AND STATE FARM MUNICIPAL BOND FUND

By:

Name:
Title:

STATE FARM INVESTMENT MANAGEMENT CORP. SOLELY WITH RESPECT TO PARAGRAPHS 6.4 AND 9.1

By:

Name:
Title:

APPENDIX A

Target Fund (each a series of State Farm Associates’ Funds Trust)	Acquiring Fund (each a series of Advisers Investment Trust)
State Farm Growth Fund	State Farm Growth Fund
State Farm Balanced Fund	State Farm Balanced Fund
State Farm Interim Fund	State Farm Interim Fund
State Farm Municipal Bond Fund	State Farm Municipal Bond Fund

APPENDIX B – TARGET FUNDS’ FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

	Year ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$89.37	81.06	80.41	70.41	73.38
Income from Investment Operations
Net investment income(a)	1.99	2.13	1.93	1.84	1.75
Net gain (loss) on investments (both realized and unrealized)	9.22	9.30	1.51	10.50	4.15

Total from investment operations	11.21	11.43	3.44	12.34	5.90

Less Distributions
Net investment income	(2.11)	(2.09)	(1.90)	(1.78)	(1.76)
Net realized gain	(0.85)	(1.03)	(0.89)	(0.56)	(7.11)

Total distributions	(2.96)	(3.12)	(2.79)	(2.34)	(8.87)

Net asset value, end of period	$97.62	89.37	81.06	80.41	70.41

Total Return	12.96%	14.91%	4.41%	17.91%	9.54%
Ratios/Supplemental Data
Net assets, end of period (millions)	$5,819.8	5,502.5	4,992.6	4,960.5	4,296.6
Average net asset ratios
Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.29%	2.62%	2.42%	2.46%	2.59%
Portfolio turnover rate(b)	0%	1%	0%	1%	0%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2018.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

	Year ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$75.35	68.52	68.84	63.19	66.38
Income from Investment Operations
Net investment income(a)	1.69	1.81	1.70	1.65	1.63
Net gain (loss) on investments (both realized and unrealized)	6.62	7.30	(0.03)	5.75	1.76

Total from investment operations	8.31	9.11	1.67	7.40	3.39

Less Distributions
Net investment income	(1.78)	(1.79)	(1.68)	(1.63)	(1.69)
Net realized gain	(0.22)	(0.49)	(0.31)	(0.12)	(4.89)

Total distributions	(2.00)	(2.28)	(1.99)	(1.75)	(6.58)

Net asset value, end of period	$81.66	75.35	68.52	68.84	63.19

Total Return	11.31%	13.82%	2.49%	11.93%	5.83%
Ratios/Supplemental Data
Net assets, end of period (millions)	$2,251.1	2,121.8	1,935.4	1,951.1	1,766.3
Average net asset ratios
Expenses	0.14%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.27%	2.59%	2.50%	2.52%	2.63%
Portfolio turnover rate	3%	4%	5%	4%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

	Year ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.10	9.76	9.87	9.92	9.99
Income from Investment Operations
Net investment income	0.14	0.17	0.14	0.12	0.12
Net gain (loss) on investments (both realized and unrealized)	0.26	0.34	(0.11)	(0.05)	(0.07)

Total from investment operations	0.40	0.51	0.03	0.07	0.05

Less Distributions
Net investment income	(0.14)	(0.17)	(0.14)	(0.12)	(0.12)
Net realized gain	—	—	—	—	—
Total distributions	(0.14)	(0.17)	(0.14)	(0.12)	(0.12)

Net asset value, end of period	$10.36	10.10	9.76	9.87	9.92

Total Return	4.02%	5.26%	0.33%	0.71%	0.45%
Ratios/Supplemental Data
Net assets, end of period (millions)	$495.2	350.7	337.9	360.4	396.3
Average net asset ratios
Expenses	0.16%	0.17%	0.17%	0.16%	0.16%
Net investment income	1.38%	1.71%	1.45%	1.21%	1.15%
Portfolio turnover rate	20%	20%	16%	13%	13%

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

	Year ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.80	8.44	8.61	8.53	8.80
Income from Investment Operations
Net investment income	0.23	0.24	0.25	0.26	0.26
Net gain (loss) on investments (both realized and unrealized)	0.24	0.36	(0.17)	0.08	(0.27)

Total from investment operations	0.47	0.60	0.08	0.34	(0.01)

Less Distributions
Net investment income	(0.23)	(0.24)	(0.25)	(0.26)	(0.26)
Net realized gain(a)	—	—	—	—	—

Total distributions	(0.23)	(0.24)	(0.25)	(0.26)	(0.26)

Net asset value, end of period	$9.04	8.80	8.44	8.61	8.53

Total Return	5.40%	7.19%	0.99%	3.99%	(0.16)%
Ratios/Supplemental Data
Net assets, end of period (millions)	$741.0	710.9	675.4	698.6	704.1
Average net asset ratios
Expenses	0.16%	0.16%	0.16%	0.15%	0.16%
Net investment income	2.53%	2.74%	2.93%	2.98%	2.95%
Portfolio turnover rate	10%	14%	12%	9%	7%

(a)	Net realized gain distributions represent less than $0.01 per share for the years ended November 30, 2020, 2019 and 2018.

APPENDIX C - FORM OF PROXY CARD

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope

VIRTUAL MEETING

at the following Website:

http://www.meetingcenter.io/[•]

on June 17 at [•]. Central Time

To Participate in the Virtual Meeting, enter the 14-digit control number from the shaded box on this card.

The Password for this meeting is

[•].

Please detach at perforation before mailing.

PROXY	STATE FARM ASSOCIATES’ FUNDS TRUST PROXY FOR THE SPECIAL JOINT MEETING OF SHAREHOLDERS SCHEDULED TO BE HELD ON JUNE 17, 2021

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF STATE FARM ASSOCIATES’ FUND TRUST. The undersigned hereby appoints [•], and each of them with full powers of substitution, Proxies for the undersigned to represent and vote the shares of the undersigned at the Special Joint Meeting of Shareholders (the “Meeting”) of the fund(s) identified on the reverse side (each, a “Target Fund”), each a series of State Farm Associates’ Funds Trust (the “SFAFT Trust”). In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, the Board of Trustees of the State Farm Associates’ Funds Trust (the “SFAFT Board”) has determined that the Meeting will be held in a virtual meeting format only, via the Internet, with no physical in-person meeting, at the following Website: http://www.meetingcenter.io/[•], on June 17, 2021 at [•] Central Time. To participate in the Virtual Meeting enter the 14-digit control number from the shaded box on this card. The password for the meeting is [•]. The SFAFT Board has fixed the close of business on March 1, 2021 (the “Record Date”) for determination of shareholders of SFAFT Trust, entitled to notice of, and to vote at, the Special Joint Meeting and any adjournment or postponements thereof as indicated on the reverse side. The undersigned hereby acknowledges receipt of the Notice of Special Joint Meeting and accompanying Combined Proxy Statement/Prospectus and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.

The shares to which this Proxy relates will be voted as specified. If no specification is made, such shares will be voted FOR the proposal set forth on this Proxy, and in the discretion of the Proxies in accordance with their best judgment on any other business that may properly come before the meeting.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

SFA_31989_021921

PLEASE MARK, SIGN, DATE ON THE REVERSE SIDE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

xxxxxxxxxxxxxx	code

C-1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the

Special Joint Meeting of Shareholders to be held virtually on June 17, 2021.

The Notice of Joint Special Meeting, Combined Proxy Statement/Prospectus and Proxy Card are available at:

https://www.proxy-direct.com/sta-31989

FUNDS	FUNDS	FUNDS
State Farm Balanced Fund	State Farm Growth Fund	State Farm Interim Fund
State Farm Municipal Bond Fund

Please detach at perforation before mailing.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:

A	Proposal The Board of Trustees of State Farm Associates’ Funds Trust recommends a vote FOR the Proposal

1.

To approve an Agreement and Plan of Reorganization with respect to each Target Fund (the “Plan”), which provides for: (i) the acquisition by Advisers Investment Trust, a Delaware statutory trust (the “AIT Trust”), on behalf of its series (each, an “Acquiring Fund”), of all of the assets of a corresponding Target Fund, in exchange for shares of the corresponding Acquiring Fund (“Acquiring Fund Shares”), and the assumption by the AIT Trust, on behalf of each Acquiring Fund, of the liabilities (as defined in the Plan) of each corresponding Target Fund; (ii) the distribution of Acquiring Fund Shares to the shareholders of each corresponding Target Fund according to their respective interests in the Target Fund in complete liquidation of the Target Funds; and (iii) the dissolution of each Target Fund as soon as practicable after the closing (each a “Reorganization” and collectively, the “Reorganizations”).

	FOR	AGAINST	ABSTAIN		FOR	AGAINST	ABSTAIN
01 State Farm Balanced Fund	☐	☐	☐	02 State Farm Growth Fund	☐	☐	☐
03 State Farm Interim Fund	☐	☐	☐	04 State Farm Municipal Bond Fund	☐	☐	☐

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

B	Authorized Signatures — This section must be completed for your vote to be counted.— Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this Proxy Card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, guardian, officer of corporation or other entity or in another representative capacity, please give the full title of such representation under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box

/ /

Scanner bar code

xxxxxxxxxxxxxx	STA 31989	M xxxxxxxx

C-2

STATEMENT OF ADDITIONAL INFORMATION

APRIL 18, 2021

STATE FARM GROWTH FUND

STATE FARM BALANCED FUND

STATE FARM INTERIM FUND

STATE FARM MUNICIPAL BOND FUND

each a series of State Farm Associates’ Funds Trust

One State Farm Plaza,

Bloomington, Illinois 61710

ADVISERS INVESTMENT TRUST

50 S. LaSalle Street

Chicago, Illinois 60603

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated April 18, 2021 (the “Proxy Statement/Prospectus”) for the funds identified above (each a “Target Fund”), each a series of State Farm Associates’ Funds Trust (the “SFAFT Trust”). The Proxy Statement/Prospectus is being furnished to shareholders of each Target Fund in connection with the proposed reorganizations of the Target Funds with and into corresponding series (each an “Acquiring Fund”) of Advisers Investment Trust (the “AIT Trust”), an open-end management investment company registered under the Investment Company Act of 1940, (each, a “Reorganization,” and collectively, the “Reorganizations”) as shown below.

Target Fund (each a series of State Farm Associates’ Funds Trust)	Acquiring Fund (each a series of Advisers Investment Trust)
State Farm Growth Fund	State Farm Growth Fund

State Farm Balanced Fund	State Farm Balanced Fund

State Farm Interim Fund	State Farm Interim Fund

State Farm Municipal Bond Fund	State Farm Municipal Bond Fund

This Statement of Additional Information contains information that may be of interest to shareholders of each Target Fund relating to the Reorganizations, but that is not included in the Combined Proxy Statement/Prospectus. As described in the Combined Proxy Statement/Prospectus, each Reorganization would involve the transfer of all the assets and all the liabilities of each Target Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund. Each Target Fund would distribute the applicable Acquiring Fund shares it receives to its shareholders in complete liquidation of each Target Fund.

Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing to the AIT Trust, c/o The Northern Trust Company, P.O. Box 4766 Chicago, IL 60680-4766 or by calling 866-342-2418 (toll free) or 312-557-7940. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

Each Target Fund will furnish, without charge, a copy of its most recent Annual Report and/or Semi-Annual Report. You may obtain a copy of the Annual Report and/or Semi-Annual Report by calling (800) 447-0740 (toll free).

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS	1
ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS	1
PRO FORMA FINANCIAL INFORMATION	1

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Further information about each of the Acquiring Funds is contained in and incorporated by reference to the Statement of Additional Information dated March  15, 2021, as it may be amended and/or supplemented from time to time.

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS

Further information about each of the Target Funds, each a series of the SFAFT Trust, is contained in and incorporated by reference to the Statement of Additional Information dated April 1, 2021, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related reports of the independent registered public accounting firm for the Target Funds are contained in the Target Funds’ annual report for the fiscal year ended November  30, 2020. Unaudited financial information for the Targets Funds are contained in the Target Funds’ semi-annual report for the for the fiscal period ended May 31, 2020. Both reports and are incorporated in this Statement of Additional Information by reference. No other parts of the Target Funds’ annual and semi-annual reports are incorporated by reference in this Statement of Additional Information.

Pro Forma Financial Information

The Acquiring Funds have not yet commenced operations and, therefore, have no financial statements and have not produced shareholder reports.

1

Part C

Other Information

ITEM 15. Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers’ liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16.  Exhibits

(1) (i) Certificate of Conversion, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 58 dated August 7, 2017, is hereby incorporated by reference.

(ii) Second Amended and Restated Agreement and Declaration of Trust dated June 21, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.74 dated January 28, 2019, is hereby incorporated by reference.

(2) (i) Registrant’s Second Amended By-Laws dated June 21, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.74 dated January 28, 2019, is hereby incorporated by reference.

(ii) Amendment to Registrant’s Second Amended By-Laws dated December 12, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.74 dated January 28, 2019, is hereby incorporated by reference.

(3) Not applicable.

(4) Plan of Reorganization is included as Exhibit A.

(5) Instruments Defining Rights of Security Holders. None other than in the Declaration of Trust and By-Laws  of the Registrant.

(6) (i) Investment Advisory Agreement between Registrant and State Farm Investment Management Corp., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 98 dated March 15, 2021, is hereby incorporated by reference.

(ii) Investment Sub-Advisory Agreement between State Farm Investment Management Corp. and Northern Trust Investments, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.  98 dated March 15, 2021, is hereby incorporated by reference.

(7) Distribution Agreement between Registrant, on behalf of the funds advised by State Farm Investment Management Corp., and Foreside Financial Services, LLC and Form of Dealer Agreement which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 98 dated March 15, 2021, is hereby incorporated by reference.

(8) Bonus or Profit Sharing Contracts. None.

(9) Custody Agreement between Registrant, on behalf of the State Farm Funds, and The Northern Trust Company which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 98 dated March 15, 2021, is hereby incorporated by reference.

(10) Rule 12b-1 Plan. None.

(11) Opinion and Consent of Counsel is filed herewith.

(12) Form of Opinion of Thompson Hine LLP regarding certain tax matters is filed herewith.

(13) (i) Transfer Agency and Service Agreement between Registrant, on behalf of the State Farm Funds, and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 98 dated March 15, 2021, is hereby incorporated by reference.

(ii) Fund Administration and Accounting Services Agreement between Registrant, on behalf of the State Farm Funds, and The Northern Trust Company which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 98 dated March 15, 2021, is hereby incorporated by reference.

(iii) Services Agreement between Registrant, on behalf of the State Farm Funds, and Foreside Fund Officer Services, LLC which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 98 dated March 15, 2021, is hereby incorporated by reference.

(iv) Expense Limitation Agreement between Registrant and State Farm Investment Management Corp., on behalf of the State Farm Funds which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 98 dated March 15, 2021, is hereby incorporated by reference.

(14) Consent of independent registered public accounting firm is filed herewith.

(15) None.

(16) Powers of Attorney are filed herewith.

(17) None.

ITEM 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 19th day of March, 2021.

Advisers Investment Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 19th day of March, 2021.

/s/ Barbara J. Nelligan	/s/ Troy A. Sheets
Barbara J. Nelligan, President, Principal Executive Officer	Troy A. Sheets, Treasurer, Principal Financial Officer

Daniel P. Houlihan*	Steven R. Sutermeister*
Daniel P. Houlihan, Trustee	Steven R. Sutermeister, Trustee

D’Ray Moore*	Michael M. Van Buskirk*
D’Ray Moore, Trustee	Michael M. Van Buskirk, Trustee

David M. Whitaker*
David M. Whitaker, Trustee

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan

*Executed	by Barbara J. Nelligan on behalf of those indicated pursuant to Powers of Attorney filed herewith.

Exhibits

(11)	Opinion and Consent of Counsel

(12)	Form of Tax Opinion of Counsel

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney